            AMERICAN                                 ANNUAL
       AADVANTAGE FUNDS(R)                           REPORT

                                                OCTOBER 31, 1996

     - Institutional Class -
         P.O. Box 619003                         [AMERICAN LOGO]
Dallas/Fort Worth Airport, Texas
           75261-9003                              AADVANTAGE
         (800) 967-9009                             FUNDS(R)

     - PlanAhead Class -(R)                       BALANCED FUND
          P.O. Box 4580
  Chicago, Illinois  60680-4580              GROWTH AND INCOME FUND
         (800) 388-3344
                                            INTERNATIONAL EQUITY FUND
        - AMR Class -(sm)
         P.O. Box 619003                    LIMITED-TERM INCOME FUND
Dallas/Fort Worth Airport, Texas
           75261-9003
         (800) 967-9009

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Balanced, Growth and Income, International Equity and Limited-Term Income Funds and to provide you with a copy of the Annual Report for the year ended October 31, 1996.

  Balanced Fund

     The Balanced Fund's total return for the year ending October 31, 1996 was 16.77% for the AMR Class, 16.46% for the Institutional Class and 16.01% for the PlanAhead Class. These returns exceeded the Lipper Balanced Index total return average of 14.49%.

     Both the stock and bond portions of the Fund performed well on a relative basis. The stock segment posted a 25.47% return, beating the S&P 500 Index's 24.02% return for the twelve month period. The bond segment's 5.82% return outpaced the 5.39% return of the Lehman Government/Corporate Index. The Fund maintained a relatively low cash position throughout the year which also aided overall returns.

     During the year, the Fund modestly reduced its stock exposure from 60% to 57%, shifting in favor of bonds. The gradual reduction in stocks resulted from the combination of exceptionally strong stock market returns and relatively weak bond market returns during the period. Early in 1996, the yields on bonds rose and the price for bonds fell which made them more attractive. At the same time, the equity markets continued to climb due to low inflation, record M&A activity, and record mutual fund inflows. This combination of events led to boosting the level of the Fund's bond investments from 37% to 42% at October 31, 1996.

     The Fund's discipline of purchasing stocks that are perceived to be undervalued in the market and which offer better than average growth expectations led to the Fund's largest overweightings in financial and energy stocks. As these sectors were the top performers in the S&P 500 Index for the twelve month period, these weightings assisted the Fund's performance. Financial stocks, especially banks, outperformed due to industry consolidations and the lack of any interest rate increases by the Federal Reserve. Energy stocks did exceptionally well as oil and gas prices rose steadily over the year. The utility sector was the poorest performer in the S&P 500 Index, and the only sector with negative returns, as changes in the legal and regulatory environments suppressed earnings. However, the Fund's decision to underweight utilities in favor of other sectors and its superior utility stock selection also aided performance relative to the S&P 500 Index.

     The bond component of the Fund outpaced the Lehman Brothers Government/Corporate Index by 0.43%. As the Presidential election approached, the bond market reacted with great uncertainty. During the year ended October 31, 1996, the yield on the 30-year Treasury began at 6.33%, dropped to a December 1995 low of 5.95%, rose to a high of 7.19% in July and dropped again to end at 6.64%. As interest rates were rising early in 1996, the Fund began to purchase bonds with a longer average maturity than the Lehman Govt/Corp Index. Later, when the market began its rally and bond yields began to fall, the Fund benefitted from the longer maturity. The Fund then chose to shorten the average maturity of its bond holdings to protect the Fund should interest rates rise again.

     Looking ahead, the Fund will continue to look for undervalued stocks with higher than average expected growth rates as this value approach to investing should provide downside protection without foregoing the opportunity for upside participation in any continued market gains.

  Growth and Income Fund

     The Growth and Income Fund also performed well for the year ending October 31, 1996. The Fund's total return was 23.66% for the AMR Class, 23.37% for the Institutional Class and 22.98% for the PlanAhead Class. These returns all exceeded the Lipper Growth and Income Index total return average of 21.39%.

     Since the Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Fund, it also benefitted from overweighted positions in financial and energy stocks and good stock selection in utilities. The consistent application of the Fund's value style continues to benefit its shareholders.

  International Equity Fund

     The International Equity Fund continued to post strong results on an absolute and relative basis for the twelve months ended October 31, 1996. The Fund's total return for the one year period was 17.72% for the AMR Class, 17.27% for the Institutional Class and 16.95% for the PlanAhead Class, compared to a 12.65% return for the Lipper International Index. The Institutional Class was ranked as the 18th and the PlanAhead Class as the 23rd highest performing Lipper International Equity Fund out of 318 funds for the one year ended October 31, 1996.

     Relative to the EAFE index (the Morgan Stanley Capital International Europe, Australia and Far East Index) which returned 10.77% for the twelve month period, the Fund added value by holding a higher concentration of stocks based in the better performing countries and a lower concentration of stocks in countries which were among the poorer performers. In addition, the Fund benefited from selecting stocks which performed better than their respective country's market average.

     The underweighting of the Japanese market, which had an average EAFE weighting of 40% during the period and an average Fund weighting of 14%, continues to be the most significant departure from EAFE. Over the last twelve months, Japan's return of minus 0.7% ranked second worst among the 20 markets that comprise the EAFE Index. Although the situation in Japan is slowly improving, overall market valuations are expected to remain unattractive and growth should be subdued throughout 1997. In addition, the banking and real estate sectors remain troubled and Japanese exporters are facing intense competition from the developing Asian economies. Until the current environment improves, the Fund will continue to underweight the market.

     In Europe, conditions are more favorable. Although the recovery has been sluggish as countries have been unable to use fiscal stimulus due to the impending European Monetary Union, with low inflation and high unemployment, monetary policy should remain accommodative. The Fund continues to underweight the stocks in the United Kingdom due to concerns of rising interest rates while overweighting the stocks based in the smaller markets. The Fund was helped by successful overweightings of the Dutch, Swedish and Spanish markets and positive stock selection in Germany.

  Limited-Term Income Fund

     For the twelve months ended October 31, 1996, the total return of the Limited-Term Income Fund was 5.38% for the AMR Class, 5.10% for the Institutional Class and 4.83% for the PlanAhead Class. These results represent an outperformance of the Fund's benchmark which was 4.54% for the twelve months. For a description of the benchmark for the Limited-Term Income Fund, please see the graph on page 7.

     1996 was notable for the very rapid rise in rates that occurred from February through July. The two year Treasury note increased by approximately 160 base points, in response to above average GDP growth in the first and second quarters. The Fund's duration was reduced significantly in this period. From the high yields reached in July, the two year Treasury note rallied back approximately half way (or 80 basis points) as GDP growth became more subdued and inflation remained low, allowing for a stable Fed policy. In this period, the duration of the Fund was returned to a more neutral posture. On October 31, the portfolio's weighted average duration was 2.1 years.

     The Fund was responsive to the rapid shifts in both economic fundamentals and market psychology, actively managing its duration. This contributed to achieving superior performance relative to our benchmark. The Fund also benefits from spread tightening in many of the sectors the Fund invests in, as there was good investor demand for securities with incremental yield to Treasuries.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average long-term returns.

                                            Sincerely,

                                            LOGO

                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

                       AMERICAN AADVANTAGE BALANCED FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

  COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE STANDARD
          & POORS 500 INDEX, THE SHEARSON LEHMAN GOVERMENT/CORPORATE
                        AND THE LIPPER BALANCED INDEX*


     Annualized Returns                                                  Inception
                                            1 Year         5 Year         to Date*
                                            ------         ------        ---------
Institutional Class                         16.46%         12.49%         10.69%
PlanAhead Class **                          16.01%         12.32%         10.60%
AMR Class **                                16.77%         12.62%         10.76%
S&P 500                                     24.02%         15.53%         12.47%
SLGC                                         5.39%          7.96%          9.03%
Lipper Balanced Index                       14.49%         11.10%          9.78%


Past performance is not predictive of future performance.

                                   [GRAPH]

            Jul-87     Oct-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
            -------    -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Institutional
 Class....  $10,000    $ 9,076    $10,404    $12,015    $11,385    $14,271    $15,521    $18,500    $18,485    $22,069    $25,702
PlanAhead
 Class
 **.......  $10,000    $ 9,076    $10,404    $12,015    $11,385    $14,271    $15,521    $18,500    $18,470    $21,991    $25,512
AMR Class
 **.......  $10,000    $ 9,076    $10,404    $12,015    $11,385    $14,271    $15,521    $18,500    $18,485    $22,139    $25,852
S&P 500...  $10,000    $ 8,082    $ 9,275    $11,719    $10,841    $14,476    $15,917    $18,290    $19,009    $24,021    $29,790
SLGC......  $10,000    $10,084    $11,156    $12,510    $13,199    $15,227    $16,828    $19,126    $18,239    $21,186    $22,329
Lipper
 Balanced
 Index....  $10,000    $ 8,624    $ 9,758    $11,408    $10,974    $14,066    $15,326    $17,793    $17,683    $20,793    $23,806

---------------

 * Fund inception was 7/17/87. Changes in value for indices have a starting date of 7/15/87.

** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the PlanAhead and AMR Classes was 8/1/94.

                   AMERICAN AADVANTAGE GROWTH AND INCOME FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

  COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE STANDARD
            & POORS 500 INDEX AND THE LIPPER GROWTH & INCOME INDEX*


     Annualized Returns                                                  Inception
                                                1 Year       5 Year       to Date*
                                                ------       ------      ---------
Institutional Class                             23.37%       15.51%       12.22%
PlanAhead Class **                              22.98%       15.30%       12.11%
AMR Class **                                    23.66%       15.65%       12.29%
S&P 500                                         24.02%       15.53%       12.47%
Lipper Growth & Income Index                    21.39%       14.41%       11.38%


Past performance is not predictive of future performance.

                                   [GRAPH]

             Jul-87     Oct-87    Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
             -------    ------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Institutional
 Class...... $10,000    $8,301    $10,144    $12,269    $10,610    $14,200    $15,619    $18,976    $19,613    $23,670    $29,203
PlanAhead
 Class **... $10,000    $8,301    $10,144    $12,269    $10,610    $14,200    $15,619    $18,976    $19,585    $23,573    $28,941
AMR Class
 **......... $10,000    $8,301    $10,144    $12,269    $10,610    $14,200    $15,619    $18,976    $19,626    $23,754    $29,374
S&P 500..... $10,000    $8,082    $ 9,275    $11,719    $10,841    $14,476    $15,917    $18,290    $19,009    $24,021    $29,790
Lipper
 Growth &
 Income
 Index...... $10,000    $8,227    $ 9,722    $11,746    $10,388    $13,886    $15,123    $18,071    $18,642    $22,422    $27,220

---------------

 * Fund inception was 7/17/87. Changes in value for indices have a starting date of 7/15/87.

** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the PlanAhead and AMR Classes was 8/1/94.

                 AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

    COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE EAFE (EUROPE, AUSTRALIA, AND FAR EAST) INDEX, AND THE LIPPER INTERNATIONAL INDEX*

     Annualized Returns                                                  Inception
                                                1 Year       5 Year       to Date*
                                                ------       ------      ---------
Institutional Class                             17.27%       11.17%       10.93%
PlanAhead Class **                              16.95%       10.97%       10.73%
AMR Class **                                    17.72%       11.32%       11.07%
EAFE Index                                      10.77%        7.94%        8.90%
Lipper International Index                      12.65%        9.73%        9.90%


Past performance is not predictive of future performance.

                                   [GRAPH]

                                              Aug-91     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
                                              -------    -------    -------    -------    -------    -------    -------
Institutional Class.........................  $10,000    $10,133    $ 8,910    $12,168    $13,601    $14,676    $17,211
PlanAhead Class **..........................  $10,000    $10,133    $ 8,910    $12,168    $13,580    $14,581    $17,052
AMR Class **................................  $10,000    $10,133    $ 8,910    $12,168    $13,601    $14,714    $17,322
EAFE Index..................................  $10,000    $10,760    $ 9,360    $12,905    $14,244    $14,235    $15,769
Lipper International Index..................  $10,000    $10,314    $ 9,792    $13,127    $14,638    $14,569    $16,412

---------------

 * Fund inception was 8/7/91. Changes in value for indices have a starting date of 8/7/91.

** Fund performance represents the total returns achieved by the Institutional
   Class from the inception date of the Fund up to the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the PlanAhead and AMR Classes was 8/1/94.

                  AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE LIPPER LINKED
  AVERAGE***, AND THE SHEARSON LEHMAN GOVERNMENT/CORPORATE 1 TO 5 YEAR INDEX*


     Annualized Returns                                                  Inception
                                                    1 Year     5 Year     to Date*
                                                    ------     ------    ---------
Institutional Class                                  5.10%      5.73%      6.98%
PlanAhead Class **                                   4.83%      5.61%      6.91%
AMR Class **                                         5.38%      5.83%      7.04%
Linked Lipper Average***                             5.44%      5.72%      6.97%
Shearson Lehman G/C 1-5 Year Index                   5.99%      6.55%      7.87%


Past performance is not predictive of future performance.

                                   [GRAPH]

                       Nov-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Institutional
 Class...............  $10,000    $10,670    $11,482    $12,345    $13,810    $14,906    $15,979    $16,047    $17,359    $18,243
PlanAhead Class **...  $10,000    $10,670    $11,482    $12,345    $13,810    $14,906    $15,979    $16,051    $17,308    $18,143
AMR Class **.........  $10,000    $10,670    $11,482    $12,345    $13,810    $14,906    $15,979    $16,073    $17,395    $18,330
Linked Lipper
 Average.............  $10,000    $10,730    $11,696    $12,614    $14,027    $15,077    $16,048    $16,070    $17,459    $18,243
Shearson Lehman G/C
 1-5 Year Index......  $10,000    $10,675    $11,723    $12,715    $14,310    $15,622    $16,833    $16,795    $18,545    $19,655

---------------

 * Fund inception was 12/3/87. Changes in value for indices have a starting date of 12/3/87.

 ** Fund performance represents the total returns achieved by the Institutional
    Class from the inception date of the Fund up to the inception date of the PlanAhead and AMR Classes and the returns of the PlanAhead and AMR Classes since inception of the Classes. Expenses of the PlanAhead Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the PlanAhead Class been in place since inception of the Fund. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in place since inception of the Fund. Inception of the PlanAhead and AMR Classes was 8/1/94.

*** The Linked Lipper Average is created by linking the Lipper Short-Term (1-5
    Year) Investment Grade Debt Average from 11/30/87 through 12/31/95, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term (1-3 Year) Investment Grade Debt Average since 8/1/96.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Balanced Fund
American AAdvantage Growth and Income Fund
American AAdvantage International Equity Fund
American AAdvantage Limited-Term Income Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage International Equity Fund, and the American AAdvantage Limited-Term Income Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG

Dallas, Texas
December 20, 1996

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                                         International  Limited-Term
                                                            Balanced      Growth and       Equity          Income
                                                              Fund        Income Fund       Fund            Fund
                                                           -----------    -----------    -----------    ------------
                                                               (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value..................... $   892,993    $1,105,921     $   401,107    $   172,011
    Receivable for expense reimbursement..................           -             2               -              2
                                                           -----------    ----------     -----------    -----------
        TOTAL ASSETS......................................     892,993     1,105,923         401,107        172,013
                                                           -----------    ----------     -----------    -----------
LIABILITIES:
    Dividends payable.....................................           -             -               -             30
    Management fees payable (Note 2)......................         257            82              53             95
    Other liabilities.....................................          54            56              26             34
                                                           -----------    ----------     -----------    -----------
        TOTAL LIABILITIES.................................         311           138              79            159
                                                           -----------    ----------     -----------    -----------
NET ASSETS................................................ $   892,682    $1,105,785     $   401,028    $   171,854
                                                           ===========    ==========     ===========    ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.......................................     659,891       774,199         329,583        179,503
    Accumulated undistributed investment income...........      28,578        21,170           7,574             15
    Accumulated net realized gain (loss)..................      68,021        77,394          10,282         (8,196)
    Unrealized appreciation of investments................     136,192       233,022          53,589            532
                                                           -----------    ----------     -----------    -----------
NET ASSETS................................................ $   892,682    $1,105,785     $   401,028    $   171,854
                                                           ===========    ==========     ===========    ===========
Shares Outstanding (no par value):
    Institutional Class...................................  19,683,199     4,387,794       4,195,708     11,256,115
                                                           ===========    ==========     ===========    ===========
    PlanAhead Class.......................................   1,197,280       877,255         478,943        351,011
                                                           ===========    ==========     ===========    ===========
    AMR Class.............................................  37,993,760    54,323,679      21,977,780      6,154,287
                                                           ===========    ==========     ===========    ===========
Net Asset Value Per Share:
    Institutional Class................................... $     15.14    $    18.50     $     15.01    $      9.68
                                                           ===========    ==========     ===========    ===========
    PlanAhead Class....................................... $     15.03    $    18.33     $     14.90    $      9.68
                                                           ===========    ==========     ===========    ===========
    AMR Class............................................. $     15.18    $    18.56     $     15.06    $      9.67
                                                           ===========    ==========     ===========    ===========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                Growth and   International   Limited-Term
                                                                     Balanced     Income        Equity          Income
                                                                       Fund        Fund          Fund            Fund
                                                                     --------   ----------   -------------   ------------
                                                                                        (in thousands)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Allocated interest income......................................  $ 24,130    $  2,565       $ 1,378        $ 12,571
    Allocated dividend income (net of foreign taxes of $756 in
      International Equity Fund)...................................    15,563      27,898         8,467               -
    Allocated income derived from securities lending, net..........        89          60            54               7
    Allocated Portfolio expenses...................................    (3,098)     (3,368)       (1,822)           (557)
                                                                     --------    --------       -------        --------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO.............    36,684      27,155         8,077          12,021
                                                                     --------    --------       -------        --------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class..........................................       693         206           108             283
      PlanAhead Class..............................................        27          27             9               6
    Transfer agent fees:
      Institutional Class..........................................        13          16            12              20
      PlanAhead Class..............................................        10          12             4               3
      AMR Class....................................................         3           1             1               1
    Professional fees..............................................        39          40            10               9
    Registration fees and expenses.................................        18          18            20              30
    Service Fees -- PlanAhead Class................................        27          27            10               6
    Other expenses.................................................        10          10             5               3
                                                                     --------    --------       -------        --------
        TOTAL FUND EXPENSES........................................       840         357           179             361
                                                                     --------    --------       -------        --------
        Less reimbursement of expenses (Note 2)....................         -           2             -               2
                                                                     --------    --------       -------        --------
        NET FUND EXPENSES..........................................       840         355           179             359
                                                                     --------    --------       -------        --------
NET INVESTMENT INCOME..............................................    35,844      26,800         7,898          11,662
                                                                     --------    --------       -------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
    Net realized gain (loss) on investments and foreign currency
      transactions.................................................    67,577      77,475        11,093          (3,194)
    Change in net unrealized appreciation of investments and
      foreign currency translations................................    27,642      93,955        30,557             469
                                                                     --------    --------       -------        --------
        NET GAIN (LOSS) ON INVESTMENTS.............................    95,219     171,430        41,650          (2,725)
                                                                     --------    --------       -------        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $131,063    $198,230       $49,548        $  8,937
                                                                     ========    ========       =======        ========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                                                Growth and Income        International          Limited-Term
                                          Balanced Fund               Fund                Equity Fund            Income Fund
                                      ---------------------   ---------------------   -------------------   ---------------------
                                        1996        1995         1996        1995       1996       1995       1996        1995
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
                                                                            (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income............. $  35,844   $  31,522   $   26,800   $ 20,377   $  7,898   $  5,970   $  11,662   $  10,359
   Net realized gain (loss) on
     investments and foreign currency
     transactions....................    67,577      25,895       77,475     28,115     11,093      4,311      (3,194)     (1,552)
   Change in net unrealized
     appreciation of investments and
     foreign currency translations...    27,642      71,067       93,955     75,331     30,557     10,022         469       3,688
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
       NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS....   131,063     128,484      198,230    123,823     49,548     20,303       8,937      12,495
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
     Institutional Class.............   (10,135)     (9,177)      (1,936)      (702)      (608)      (376)     (7,273)     (6,340)
     Mileage Class...................         -          (5)           -        (14)         -        (14)          -         (33)
     PlanAhead Class.................      (238)        (23)        (143)        (4)       (31)       (10)       (155)        (42)
     AMR Class.......................   (22,970)    (17,086)     (20,011)   (16,041)    (5,125)    (3,145)     (4,272)     (3,944)
   Net realized gain on investments:
     Institutional Class.............    (7,867)     (2,507)      (2,653)      (881)      (546)      (563)          -           -
     Mileage Class...................         -          (1)           -        (18)         -        (20)          -           -
     PlanAhead Class.................      (187)         (6)        (202)        (5)       (31)       (15)          -           -
     AMR Class.......................   (16,814)     (4,561)     (25,694)   (19,500)    (4,170)    (4,435)          -           -
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
       NET DISTRIBUTIONS TO
        SHAREHOLDERS.................   (58,211)    (33,366)     (50,639)   (37,165)   (10,511)    (8,578)    (11,700)    (10,359)
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares.....   169,963     170,104      208,797    188,748    126,546     89,320      76,269     137,613
   Reinvestment of dividends and
     distributions...................    57,693      33,152       50,139     36,862     10,164      8,233      11,656       9,154
   Cost of shares redeemed...........  (206,839)   (116,305)     (86,256)   (55,588)   (31,126)   (42,092)   (117,354)   (110,995)
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
       NET INCREASE (DECREASE) IN NET
        ASSETS FROM CAPITAL SHARE
        TRANSACTIONS.................    20,817      86,951      172,680    170,022    105,584     55,461     (29,429)     35,772
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
NET INCREASE (DECREASE) IN NET
 ASSETS..............................    93,669     182,069      320,271    256,680    144,621     67,186     (32,192)     37,908
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
NET ASSETS:
   Beginning of year.................   799,013     616,944      785,514    528,834    256,407    189,221     204,046     166,138
                                      ---------   ---------   ----------   --------   --------   --------   ---------   ---------
   END OF YEAR*...................... $ 892,682   $ 799,013   $1,105,785   $785,514   $401,028   $256,407   $ 171,854   $ 204,046
                                      =========   =========   ==========   ========   ========   ========   =========   =========
   * Includes undistributed net
     investment income of............ $  28,578   $  26,077   $   21,170   $ 16,460   $  7,574   $  5,440   $      15   $      53
                                      =========   =========   ==========   ========   ========   ========   =========   =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company with eight separate funds: the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage International Equity Fund, the American AAdvantage Limited-Term Income Fund, the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund, the American AAdvantage Short-Term Income Fund and the American AAdvantage U.S. Treasury Money Market Fund. These financial statements relate to the Balanced, Growth and Income, International Equity and Limited-Term Income Funds (each a "Fund" and collectively, the "Funds"). The American AAdvantage Short-Term Income Fund had not commenced active operations at October 31, 1996. The Trust commenced sales of additional classes of shares of the Funds on August 1, 1994, designated as "Mileage Class", "PlanAhead Class", and "AMR Class" shares. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Mileage Class of each Fund was terminated on November 1, 1996. Differences between the Classes include the services offered to and the expenses borne by each class and certain voting rights. Investment income, net capital gains (losses), and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                 -) INVESTS ASSETS IN -)           AMR INVESTMENT SERVICES TRUST:
    --------------------                 -----------------------           ------------------------------
    Balanced Fund                                                          Balanced Portfolio
    Growth and Income Fund                                                 Growth and Income Portfolio
    International Equity Fund                                              International Equity
    Limited-Term Income Fund                                               Portfolio
                                                                           Limited-Term Income Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (99.72%, 99.44%, 99.16% and 99.33% at October 31, 1996) of the AMR Investment Services Trust Balanced, Growth and Income, International Equity and Limited-Term Income Portfolios (each a "Portfolio" and collectively the "Portfolios", respectively). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income, and realized and unrealized gain and loss in the Portfolio each day. All net investment income and realized and unrealized gain and loss of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income, and International Equity Funds normally will be declared and paid annually. The Limited-Term Income Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At October 31, 1996, the Limited-Term Income Fund had capital loss carryforwards for federal income tax purposes of approximately $8,330,000 expiring in years 2001-2004.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .25% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds.

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Funds. At October 31, 1996, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 100% of AMR Class shares of the Funds. Trustees and officers of the trust as a group owned 1% of the PlanAhead Class of the International Equity Fund at October 31, 1996.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands):

                                                Institutional
Year Ended October 31, 1996                         Class         Mileage Class    PlanAhead Class       AMR Class
--------------------------------------------  -----------------   --------------   ---------------   ------------------
Balanced Fund                                 Shares    Amount    Shares Amount    Shares  Amount    Shares     Amount
--------------------------------------------  ------   --------   ----   -------   -----   -------   -------   --------
Shares sold.................................   3,818   $ 54,692      -   $     -     937   $13,340     7,142   $101,931
Reinvestment of dividends...................   1,286     17,671      -         -      17       238     2,889     39,784
Shares redeemed.............................  (3,337)   (47,982)   (74)   (1,035)   (149)   (2,148)  (10,857)  (155,674)
                                              ------   --------    ---   -------   -----   -------   -------   --------
Net increase (decrease) in capital share
  transactions..............................   1,767   $ 24,381    (74)  $(1,035)    805   $11,430      (826)  $(13,959)
                                              ======   ========    ===   =======   =====   =======   =======   ========

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
          Growth and Income Fund            Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------- ------   --------   ------   -------   ------   -------   -------   --------
Shares sold................................  1,665   $ 28,490       -    $     -     724    $12,146     9,838   $168,161
Reinvestment of dividends..................    266      4,293       -          -       9        142     2,834     45,704
Shares redeemed............................ (2,043)   (35,315)   (139)    (2,214)   (160)    (2,706)   (2,673)   (46,021)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase (decrease) in capital share
  transactions.............................   (112)  $ (2,532)   (139)   $(2,214)    573    $ 9,582     9,999   $167,844
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
         International Equity Fund          Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------- ------   --------   ------   -------   ------   -------   -------   --------
Shares sold................................  2,590   $ 37,103       -    $     -     655    $ 9,341     5,594   $ 80,102
Reinvestment of dividends..................     63        839       -          -       2         30       693      9,295
Shares redeemed............................   (396)    (5,688)    (95)    (1,251)   (288)    (4,114)   (1,432)   (20,073)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase (decrease) in capital share
  transactions.............................  2,257   $ 32,254     (95)   $(1,251)    369    $ 5,257     4,855   $ 69,324
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
         Limited-Term Income Fund           Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------  ------   --------   ------   -------   ------   -------   -------   --------
Shares sold...............................   4,609   $ 44,766       -    $     3     401    $ 3,879     2,861   $ 27,621
Reinvestment of dividends.................     708      6,889       -          -      15        142       476      4,625
Shares redeemed...........................  (8,044)   (78,331)    (60)      (586)   (225)    (2,167)   (3,764)   (36,270)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase (decrease) in capital share
  transactions............................  (2,727)  $(26,676)    (60)   $  (583)    191    $ 1,854      (427)  $ (4,024)
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
       Year ended October 31, 1995                Class          Mileage Class     PlanAhead Class        AMR Class
------------------------------------------  -----------------   ----------------   ----------------   ------------------
              Balanced Fund                 Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------  ------   --------   ------   -------   ------   -------   -------   --------
Shares sold...............................   3,917   $ 50,397      88    $ 1,108     383    $ 5,102     8,920   $113,497
Reinvestment of dividends.................     999     11,470       1          6       3         29     1,886     21,647
Shares redeemed...........................  (5,037)   (64,582)    (18)      (239)    (36)      (487)   (3,812)   (50,997)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase (decrease) in capital share
  transactions............................    (121)  $ (2,715)     71    $   875     350    $ 4,644     6,994   $ 84,147
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
          Growth and Income Fund            Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------  ------   --------   ------   -------   ------   -------   -------   --------
Shares sold...............................   3,606   $ 53,296     160    $ 2,274   1,175    $17,502     7,953   $115,676
Reinvestment of dividends.................     101      1,282       2         31       1          8     2,788     35,541
Shares redeemed...........................    (810)   (12,073)    (33)      (506)   (875)   (12,839)   (2,052)   (30,170)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase in capital share
  transactions............................   2,897   $ 42,505     129    $ 1,799     301    $ 4,671     8,689   $121,047
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
        International Equity Fund           Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------  ------   --------   ------   -------   ------   -------   -------   --------
Shares sold...............................     941   $ 11,924     135    $ 1,678     339    $ 4,275     5,802   $ 71,443
Reinvestment of dividends.................      51        599       3         33       2         21       644      7,580
Shares redeemed...........................    (850)   (10,686)    (59)      (759)   (260)    (3,288)   (2,181)   (27,359)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase in capital share
  transactions............................     142   $  1,837      79    $   952      81    $ 1,008     4,265   $ 51,664
                                            ======   ========    ====    =======    ====    =======    ======   ========

                                              Institutional
                                                  Class          Mileage Class     PlanAhead Class        AMR Class
                                            -----------------   ----------------   ----------------   ------------------
         Limited-Term Income Fund           Shares    Amount    Shares   Amount    Shares   Amount    Shares     Amount
------------------------------------------  ------   --------   ------   -------   ------   -------   -------   --------
Shares sold...............................  11,246   $109,868     103    $   999     155    $ 1,517     2,596   $ 25,229
Reinvestment of dividends.................     542      5,265       3         29       3         27       395      3,833
Shares redeemed...........................  (9,396)   (91,138)    (62)      (605)    (39)      (381)   (1,934)   (18,871)
                                            ------   --------    ----    -------    ----    -------    ------   --------
Net increase in capital share
  transactions............................   2,392   $ 23,995      44    $   423     119    $ 1,163     1,057   $ 10,191
                                            ======   ========    ====    =======    ====    =======    ======   ========

AMERICAN AADVANTAGE BALANCED FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                           Institutional Class
                                                       ------------------------------------------------------------
                                                                          Year Ended October 31,
                                                       ------------------------------------------------------------
                                                       1996(1)(2)     1995(1)(3)   1994(4)        1993       1992
                                                       ----------     ----------   --------     --------   --------
Net asset value, beginning of period..................  $  13.95       $  12.36    $  13.23     $  11.99   $  11.60
                                                        --------       --------    --------     --------   --------
Income from Investment Operations:
    Net investment income.............................      0.59(12)       0.54        0.57         0.49       0.55
    Net gains (losses) on securities (both realized
      and unrealized).................................      1.61(12)       1.71       (0.54)        1.57       0.41
                                                        --------       --------    --------     --------   --------
Total from investment operations......................      2.20           2.25        0.03         2.06       0.96
                                                        --------       --------    --------     --------   --------
Less Distributions:
    Dividends from net investment income..............     (0.57)         (0.52)      (0.56)       (0.52)     (0.56)
    Distributions from net realized gains on
      securities......................................     (0.44)         (0.14)      (0.34)       (0.30)     (0.01)
                                                        --------       --------    --------     --------   --------
Total distributions...................................     (1.01)         (0.66)      (0.90)       (0.82)     (0.57)
                                                        --------       --------    --------     --------   --------
Net asset value, end of period........................  $  15.14       $  13.95    $  12.36     $  13.23   $  11.99
                                                        ========       ========    ========     ========   ========
Total return (annualized)(6)(7).......................    16.46%         19.39%       (0.08)%     19.19%      8.75%
                                                        ========       ========    ========     ========   ========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)..........  $298,009       $249,913    $222,873     $532,543   $370,087
    Ratios to average net assets
      (annualized)(8)(9)(10):
        Expenses......................................     0.62%(12)      0.63%       0.36%        0.34%      0.35%
        Net investment income.........................     4.00%(12)      4.30%       4.77%        4.91%      5.31%
    Portfolio turnover rate(11).......................         -            73%         48%          83%        80%
                                                                    PlanAhead Class                               AMR Class
                                                       --------------------------------------  -------------------------------------
                                                        Year Ended October 31,   Period Ended   Year Ended October 31,  Period Ended
                                                       ------------------------  October 31,   -----------------------  October 31,
                                                       1996(1)(2)    1995(1)(3)   1994(4)(5)   1996(1)(2)   1995(1)(3)   1994(4)(5)
                                                       ----------    ----------  ------------  ----------   ----------  ------------
Net asset value, beginning of period..................  $  13.90       $12.35       $12.35      $  13.98     $  12.36     $  12.35
                                                         -------       ------       ------      --------     --------     --------
Income from Investment Operations:
    Net investment income.............................      0.57 (12)    0.54         0.12          0.63(12)     0.58         0.14
    Net gains (losses) on securities (both realized
      and unrealized).................................      1.56 (12)    1.67        (0.12)         1.61(12)     1.71        (0.13)
                                                         -------       ------       ------      --------     --------     --------
Total from investment operations......................      2.13         2.21            -          2.24         2.29         0.01
                                                         -------       ------       ------      --------     --------     --------
Less Distributions:
    Dividends from net investment income..............     (0.56)       (0.52)           -         (0.60)       (0.53)           -
    Distributions from net realized gains on
      securities......................................     (0.44)       (0.14)           -         (0.44)       (0.14)           -
                                                         -------       ------       ------      --------     --------     --------
Total distributions...................................     (1.00)       (0.66)           -         (1.04)       (0.67)           -
                                                         -------       ------       ------      --------     --------     --------
Net asset value, end of period........................  $  15.03       $13.90       $12.35      $  15.18     $  13.98     $  12.36
                                                         =======       ======       ======      ========     ========     ========
Total return (annualized)(6)(7).......................    16.01%       19.06%        (0.16)%      16.77%       19.77%        (0.08)%
                                                         =======       ======       ======      ========     ========     ========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)..........  $ 18,000       $5,450       $  528      $576,673     $542,619     $393,504
    Ratios to average net assets
      (annualized)(8)(9)(10):
        Expenses......................................     0.97% (12)   0.99%        0.92%         0.37%(12)    0.38%        0.36%
        Net investment income.........................     3.64% (12)   3.70%        4.04%         4.26%(12)    4.54%        4.65%
    Portfolio turnover rate(11).......................         -          73%          48%             -          73%          48%

---------------

 (1) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (2) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

 (3) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.

 (4) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (5) The PlanAhead and AMR Classes commenced active operations on August 1,
     1994.

 (6) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (7) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

 (8) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to approximately $.01 per share in each period on an annualized basis.

 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

--------------------------------------------------------------------------------


(10) Operating results of the PlanAhead Class exclude fees waived by the Manager. Results prior to expense waived were as follows:

                                                                                Year Ended           Period Ended
                                                                             October 31, 1995      October 31, 1994
                                                                             -----------------     -----------------
     Ratio of expenses to average net assets (annualized)................          1.09%                 0.99%
     Ratio of net investment income to average net assets (annualized)...          3.60%                 3.97%

(11) On November 1,1995, the American AAdvantage Balanced Fund invested all of its investable assets in the AMR Investment Services Balanced Portfolio. The portfolio turnover rate for the year ended October 31, 1996 is included elsewhere in this report.

(12) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Balanced Portfolio.

AMERICAN AADVANTAGE GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                Institutional Class
                                                               ------------------------------------------------------
                                                                               Year Ended October 31,
                                                               ------------------------------------------------------
                                                               1996(1)(2)     1995(1)   1994(3)     1993     1992(4)
                                                               ----------     -------   -------   --------   --------
Net asset value, beginning of period.........................   $  15.91      $ 14.19   $ 14.63   $  12.79   $  12.10
                                                                --------      -------   -------   --------   --------
Income From Investment Operations:
  Net investment income......................................       0.42(12)     0.41      0.43       0.36       0.39
  Net gains on securities (both realized and unrealized).....       3.15(12)     2.28      0.08       2.21       0.77
                                                                --------      -------   -------   --------   --------
Total from investment operations.............................       3.57         2.69      0.51       2.57       1.16
                                                                --------      -------   -------   --------   --------
Less Distributions:
  Dividends from net investment income.......................      (0.41)       (0.43)    (0.41)     (0.37)     (0.39)
  Distributions from net realized gains on securities........      (0.57)       (0.54)    (0.54)     (0.36)     (0.08)
                                                                --------      -------   -------   --------   --------
Total distributions..........................................      (0.98)       (0.97)    (0.95)     (0.73)     (0.47)
                                                                --------      -------   -------   --------   --------
Net asset value, end of period...............................   $  18.50      $ 15.91   $ 14.19   $  14.63   $  12.79
                                                                ========      =======   =======   ========   ========
Total return (annualized)(6)(7)..............................     23.37%       20.69%     3.36%     21.49%     10.00%
                                                                ========      =======   =======   ========   ========
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)...................   $ 81,183      $71,608   $22,737    477,088   $339,739
  Ratios to average net assets (annualized)(8)(9)(10):
    Expenses.................................................       0.62%(12)   0.62%     0.33%      0.34%      0.36%
    Net investment income....................................       2.55%(12)   2.84%     3.28%      3.12%      3.57%
    Portfolio turnover rate(11)..............................          -          26%       23%        30%        35%
                                                                      PlanAhead Class                             AMR Class
                                                           -----------------------------------  ------------------------------------
                                                           Year Ended October 31, Period Ended  Year Ended October 31,  Period Ended
                                                           ---------------------   October 31,  -----------------------  October 31,
                                                           1996(1)(2)    1995(1)   1994(3)(5)   1996(1)(2)     1995(1)   1994(3)(5)
                                                           ----------    -------  ------------  ----------     -------- ------------
Net asset value, beginning of period......................  $  15.81     $14.17      $13.99     $    15.95     $  14.20   $   13.99
                                                            --------     ------      ------     ----------     --------   ---------
Income From Investment Operations:
  Net investment income...................................      0.39(12)   0.40        0.05           0.47 (12)    0.44        0.11
  Net gains on securities (both realized and unrealized)..      3.10(12)   2.22        0.13           3.15 (12)    2.30        0.10
                                                            --------     ------      ------     ----------     --------   ---------
Total from investment operations..........................      3.49       2.62        0.18           3.62         2.74        0.21
                                                            --------     ------      ------     ----------     --------   ---------
Less Distributions:
  Dividends from net investment income....................     (0.40)     (0.44)          -          (0.44)       (0.45)          -
  Distributions from net realized gains on securities.....     (0.57)     (0.54)          -          (0.57)       (0.54)          -
                                                            --------     ------      ------     ----------     --------   ---------
Total distributions.......................................     (0.97)     (0.98)          -          (1.01)       (0.99)          -
                                                            --------     ------      ------     ----------     --------   ---------
Net asset value, end of period............................  $  18.33     $15.81      $14.17     $    18.56     $  15.95   $   14.20
                                                            ========     ======      ======     ==========     ========   =========
Total return (annualized)(6)(7)...........................     22.98%     20.14%       3.21%         23.66%       21.03%       3.43%
                                                            ========     ======      ======     ==========     ========   =========
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)................  $ 16,084     $4,821      $   56     $1,008,518     $706,884   $ 505,892
  Ratios to average net assets (annualized)(8)(9)(10):
    Expenses..............................................      0.94%(12) 0.99%       0.95%          0.36% (12)    0.38%      0.37%
    Net investment income.................................      2.16%(12) 2.23%       1.50%          2.80% (12)    3.20%      3.18%
    Portfolio turnover rate(11)...........................         -        26%         23%             -           26%         23%

---------------

 (1) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (2) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Growth and Income Fund on April 1, 1996.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) The assets of the Growth and Income Fund previously managed by Atlanta Capital Management were transferred to GSB Investment Management , Inc. as of the close of business on December 5, 1991.

 (5) The PlanAhead and AMR Classes commenced active operations on August 1,
     1994.

 (6) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (7) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

--------------------------------------------------------------------------------


 (8) Effective August 1, 1994, expenses include administrative services fees paid by the fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.01 per share in each period on an annualized basis.

 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(10) Operating results of the PlanAhead Class exclude fees waived by the Manager. Results prior to expense waived were as follows:

                                                        Year Ended          Year Ended         Period Ended
                                                     October 31, 1996    October 31, 1995    October 31, 1994
                                                     ----------------    ----------------    ----------------
         Ratio of expenses to average net assets
           (annualized)............................        0.96%               1.08%               1.05%
         Ratio of net investment income to average
           net assets (annualized).................        2.14%               2.14%               1.40%

(11) On November 1,1995, the American AAdvantage Growth and Income Fund invested all of its investable assets in the AMR Investment Services Growth and Income Portfolio. The portfolio turnover rate for the year ended October 31, 1996 is included elsewhere in this report.

(12) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Growth and Income Portfolio.

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                         Institutional Class
                                                    --------------------------------------------------------------
                                                                        Year Ended October 31,
                                                    --------------------------------------------------------------
                                                    1996(1)       1995(1)     1994(2)(3)     1993(4)       1992
                                                    -------       -------     ----------     -------     ---------
Net asset value, beginning of period............... $13.29        $12.87       $  12.07      $ 8.93      $   10.13
                                                    ------        ------       --------      ------      ---------
Income From Investment Operations:
    Net investment income..........................   0.28 (11)     0.27           0.32        0.17           0.12
    Net gains (losses) on securities (both realized
      and unrealized)..............................   1.95 (11)     0.68           1.10        3.09          (1.31)
                                                    ------        ------       --------      ------      ---------
Total from investment operations...................   2.23          0.95           1.42        3.26          (1.19)
                                                    ------        ------       --------      ------      ---------
Less Distributions:
    Dividends from net investment income...........  (0.27)        (0.21)         (0.17)      (0.12)         (0.01)
    Distributions from net realized gains on
      securities...................................  (0.24)        (0.32)         (0.45)          -              -
                                                    ------        ------       --------      ------      ---------
Total distributions................................  (0.51)        (0.53)         (0.62)      (0.12)         (0.01)
                                                    ------        ------       --------      ------      ---------
Net asset value, end of period..................... $15.01        $13.29       $  12.87      $12.07      $    8.93
                                                    ======        ======       ========      ======      =========
Total return (annualized)(6)(7)....................  17.27%         7.90%         11.77%      36.56%        (12.07)%
                                                    ======        ======       ========      ======      =========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)....... $62,992       $25,757      $ 23,115      $66,652     $  38,837
    Ratios to average net assets
      (annualized)(8)(9):
        Expenses...................................   0.85% (11)   0.85%          0.61%       0.78%          1.17%
        Net investment income......................   2.19% (11)   2.37%          2.74%       2.00%          2.04%
    Portfolio turnover rate(10)....................      -           21%            37%         61%            21%
                                                                  PlanAhead Class                              AMR Class
                                                    ---------------------------------------   --------------------------------------
                                                     Year Ended October 31,   Period Ended    Year Ended October 31,   Period Ended
                                                    -----------------------    October 31,    ----------------------    October 31,
                                                    1996(1)         1995(1)   1994(2)(3)(5)   1996(1)       1995(1)    1994(2)(3)(5)
                                                    -------         -------   -------------   --------      --------   -------------
Net asset value, beginning of period............... $ 13.20         $12.85       $ 12.61      $  13.31      $  12.87     $   12.61
                                                    -------         ------       -------      --------      --------     ---------
Income From Investment Operations:
    Net investment income..........................    0.26(11)       0.24          0.06          0.31(11)      0.30          0.05
    Net gains (losses) on securities (both realized
      and unrealized)..............................    1.92(11)       0.64          0.18          1.98(11)      0.68          0.21
                                                    -------         ------       -------      --------      --------     ---------
Total from investment operations...................    2.18           0.88          0.24          2.29          0.98          0.26
                                                    -------         ------       -------      --------      --------     ---------
Less Distributions:
    Dividends from net investment income...........   (0.24)         (0.21)            -         (0.30)        (0.22)            -
    Distributions from net realized gains on
      securities...................................   (0.24)         (0.32)            -         (0.24)        (0.32)            -
                                                    -------         ------       -------      --------      --------     ---------
Total distributions................................   (0.48)         (0.53)            -         (0.54)        (0.54)            -
                                                    -------         ------       -------      --------      --------     ---------
Net asset value, end of period..................... $ 14.90         $13.20       $ 12.85      $  15.06      $  13.31     $   12.87
                                                    =======         ======       =======      ========      ========     =========
Total return (annualized)(6)(7)....................   16.95%          7.37%        11.60%        17.72%         8.18%        11.77%
                                                    =======         ======       =======      ========      ========     =========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)....... $ 7,138         $1,456       $   375      $330,898      $227,939     $ 165,524
    Ratios to average net assets
      (annualized)(8)(9):
        Expenses...................................    1.17%(11)     1.33%         1.25%          0.57%(11)    0.60%         0.63%
        Net investment income......................    1.76%(11)     2.08%         1.86%          2.49%(11)    2.65%         1.41%
    Portfolio turnover rate(10)....................       -            21%           37%             -           21%           37%

---------------

 (1) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

 (2) Morgan Stanley Asset Management Inc. was added as an investment adviser to the International Equity Fund as of August 1, 1994.

 (3) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

 (4) HD International Limited was replaced by Hotchkis and Wiley as an investment adviser to the International Equity Fund as of the close of business on May 21, 1993.

 (5) The PlanAhead and AMR Classes commenced active operations on August 1,
     1994.

 (6) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.

 (7) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.

--------------------------------------------------------------------------------


 (8) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.04 per share in each period on an annualized basis.

 (9) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(10) On November 1,1995, the American AAdvantage International Equity Fund invested all of its investable assets in the AMR Investment Services International Equity Portfolio. The portfolio turnover rate for the year ended October 31, 1996 is included elsewhere in this report.

(11) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust International Equity Portfolio.

AMERICAN AADVANTAGE LIMITED-TERM INCOME FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                           ---------------------------------------------------------
                                                                            Year Ended October 31,
                                                           ---------------------------------------------------------
                                                             1996         1995      1994(1)       1993        1992
                                                           --------     --------    --------    --------    --------
Net asset value, beginning of period...................... $   9.82     $   9.67    $  10.23    $  10.13    $  10.07
                                                           --------     --------    --------    --------    --------
Income from Investment Operations:
    Net investment income.................................     0.62(9)      0.62        0.52        0.58        0.75
    Net gains (losses) on securities (both realized and
      unrealized).........................................    (0.14)(9)     0.15       (0.46)       0.15        0.06
                                                           --------     --------    --------    --------    --------
Total from investment operations..........................     0.48         0.77        0.06        0.73        0.81
                                                           --------     --------    --------    --------    --------
Less Distributions:
    Dividends from net investment income..................    (0.62)       (0.62)      (0.52)      (0.58)      (0.75)
    Distributions from net realized gains on securities...        -            -       (0.10)      (0.05)          -
                                                           --------     --------    --------    --------    --------
Total distributions.......................................    (0.62)       (0.62)      (0.62)      (0.63)      (0.75)
                                                           --------     --------    --------    --------    --------
Net asset value, end of period............................ $   9.68     $   9.82    $   9.67    $  10.23    $  10.13
                                                           ========     ========    ========    ========    ========
Total return (annualized)(3)(4)...........................    5.10%        8.18%       0.42%       7.20%       7.94%
                                                           ========     ========    ========    ========    ========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands).............. $108,929     $137,293    $112,141    $238,874    $209,928
    Ratios to average net assets (annualized)(5)(6)(7):
        Expenses..........................................    0.60%(9)     0.60%       0.31%       0.26%       0.27%
        Net investment income.............................    6.41%(9)     6.36%       5.26%       5.76%       7.40%
    Portfolio turnover rate(8)............................        -         183%         94%        176%        133%
                                                                        PlanAhead Class                        AMR Class
                                                           -----------------------------------   -----------------------------------
                                                           Year Ended October 31, Period Ended   Year Ended October 31, Period Ended
                                                           ---------------------  October 31,    ---------------------  October 31,
                                                            1996           1995    1994(1)(2)     1996          1995     1994(1)(2)
                                                           ------         ------  ------------   -------       -------  ------------
Net asset value, beginning of period...................... $ 9.82         $ 9.68    $   9.78     $  9.81       $  9.68    $   9.78
                                                           ------         ------    --------     -------       -------    --------
Income from Investment Operations:
    Net investment income.................................   0.60 (9)       0.59        0.13        0.65 (9)      0.64        0.14
    Net gains (losses) on securities (both realized and
      unrealized).........................................  (0.14)(9)       0.14       (0.10)      (0.14)(9)      0.13       (0.10)
                                                           ------         ------    --------     -------       -------    --------
Total from investment operations..........................   0.46           0.73        0.03        0.51          0.77        0.04
                                                           ------         ------    --------     -------       -------    --------
Less Distributions:
    Dividends from net investment income..................  (0.60)         (0.59)      (0.13)      (0.65)        (0.64)      (0.14)
    Distributions from net realized gains on securities...      -              -           -           -             -           -
                                                           ------         ------    --------     -------       -------    --------
Total distributions.......................................  (0.60)         (0.59)      (0.13)      (0.65)        (0.64)      (0.14)
                                                           ------         ------    --------     -------       -------    --------
Net asset value, end of period............................ $ 9.68         $ 9.82    $   9.68     $  9.67       $  9.81    $   9.68
                                                           ======         ======    ========     =======       =======    ========
Total return (annualized)(3)(4)...........................   4.83%          7.83%       0.45%       5.38%         8.22%       0.59%
                                                           ======         ======    ========     =======       =======    ========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands).............. $3,399         $1,576    $    403     $59,526       $64,595    $ 53,445
    Ratios to average net assets (annualized)(5)(6)(7):
        Expenses..........................................  0.85% (9)      0.83%       0.79%       0.33%(9)      0.36%       0.33%
        Net investment income.............................  6.11% (9)      6.16%       5.10%       6.66%(9)      6.60%       5.77%
    Portfolio turnover rate(8)............................      -           183%         94%           -          183%         94%

---------------

(1) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.
(2) The PlanAhead and AMR Classes commenced active operations on August 1, 1994.
(3) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date, accrual for the maximum shareholder services fee of .30% (for periods prior to August 1, 1994) and a sale at net asset value on the last day of each period reported.
(4) Total returns for the PlanAhead and AMR Classes for the period ended October 31, 1994 reflect Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the applicable class for the period August 1, 1994 (commencement of operations of the new classes) through October 31, 1994. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire year.
(5) Effective August 1, 1994, expenses include administrative services fees paid by the Fund to the Manager. Prior to that date, expenses exclude shareholder services fees paid directly by shareholders to the Manager. Such fees amounted to less than $.03 per share in each period on an annualized basis.

--------------------------------------------------------------------------------


(6) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.
(7) Operating results of the PlanAhead Class exclude fees waived by the Manager. Results prior to expense waived were as follows:

                                                      Year                     Year                    Period
                                             Ended October 31, 1996   Ended October 31, 1995   Ended October 31, 1994
                                             ----------------------   ----------------------   ----------------------
      Ratio of expenses to average net assets
        (annualized).........................          0.94%                   1.06%                    1.00%
      Ratio of net investment income to
        average net assets (annualized)......          6.02%                   5.94%                    4.89%

(8) On November 1, 1995, the American AAdvantage Limited-Term Income Fund invested all of its investable assets in the AMR Investment Services Limited-Term Income Portfolio. The portfolio turnover rate for the period ended October 31, 1996 is included elsewhere in this report.
(9) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Limited-Term Income Portfolio.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Balanced Portfolio
AMR Investment Services Growth and Income Portfolio
AMR Investment Services International Equity Portfolio
AMR Investment Services Limited-Term Income Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services International Equity Portfolio, and the AMR Investment Services Limited-Term Income Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments as of October 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG

Dallas, Texas
December 20, 1996

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 21.14%
U.S. TREASURY BILLS - 0.78%
Due 11/21/1996..................  $  4,000     $  3,989
Due 12/26/1996..................     3,000        2,978
                                               --------
    TOTAL U.S. TREASURY BILLS...                  6,967
                                               --------
U.S. TREASURY BONDS - 5.42%
8.75%, Due 8/15/2020............     7,500        9,237
11.625%, Due 11/15/2004.........     8,370       11,109
13.875%, Due 5/15/2011..........     1,230        1,868
10.375%, Due 11/15/2012.........     2,000        2,585
8.75%, Due 5/15/2017............     4,630        5,647
8.125%, Due 8/15/2019...........    10,035       11,594
8.125%, Due 8/15/2021...........     1,045        1,213
7.25%, Due 8/15/2022............     5,000        5,291
                                               --------
    TOTAL U.S. TREASURY BONDS...                 48,544
                                               --------
U.S. TREASURY COUPON STRIPS - 1.04%
Due 11/15/2008..................       796          362
Due 5/15/2011...................     4,000        1,517
Due 8/15/2018...................     4,000          901
Due 11/15/2018..................    13,000        2,872
Due 8/15/2019...................    11,500        2,413
Due 11/15/2019..................     6,000        1,238
                                               --------
    TOTAL U.S. TREASURY COUPON
      STRIPS....................                  9,303
                                               --------
U.S. TREASURY NOTES - 13.90%
7.375%, Due 11/15/1997..........     1,000        1,018
5.125%, Due 3/31/1998...........     7,500        7,444
5.125%, Due 6/30/1998...........     1,000          991
5.875%, Due 3/31/1999...........     2,750        2,753
6.375%, Due 7/15/1999...........     3,000        3,036
7.125%, Due 9/30/1999...........    12,390       12,777
7.125%, Due 2/29/2000...........     8,190        8,466
5.50%, Due 4/15/2000............     3,000        2,953
6.125%, Due 7/31/2000...........     2,000        2,006
6.125%, Due 9/30/2000...........    11,950       11,984
8.50%, Due 11/15/2000...........     5,500        5,976
5.625%, Due 11/30/2000..........     3,000        2,953
6.375%, Due 3/31/2001...........     7,500        7,587
7.50%, Due 11/15/2001...........     3,000        3,176
7.50%, Due 5/15/2002............     1,000        1,063

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
6.375%, Due 8/15/2002...........  $  8,250     $  8,339
6.25%, Due 2/15/2003............     9,190        9,222
5.75%, Due 8/15/2003............     3,000        2,921
5.875%, Due 2/15/2004...........     2,000        1,953
7.25%, Due 5/15/2004............     1,500        1,584
7.875%, Due 11/15/2004..........     1,500        1,646
7.50%, Due 2/15/2005............     5,785        6,215
6.50%, Due 5/15/2005............     7,000        7,075
6.50%, Due 8/15/2005............     2,000        2,021
5.875%, Due 11/15/2005..........     3,000        2,903
5.625%, Due 2/15/2006...........     3,000        2,854
7.875%, Due 2/15/2021...........       325          367
6.25%, Due 8/15/2023............     3,450        3,237
                                               --------
    TOTAL U.S. TREASURY NOTES...                124,520
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS........                189,334
                                               --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.49%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 1.78%
7.15%, Due 6/27/2000............     2,115        2,133
7.83%, Due 8/11/2004............     1,130        1,140
7.75%, Due 5/22/2006............     2,300        2,341
7.61%, Due 5/24/2006............     3,000        3,057
Series 1194G, 6.50%, Due
  10/15/2006....................     1,500        1,488
Series 1250F, 7.00%, Due
  4/15/2019.....................       887          893
Pool #C00436, 7.50%, Due
  12/1/2025.....................     4,894        4,910
                                               --------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION......                 15,962
                                               --------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 3.15%
6.36%, Due 8/16/2000............     2,090        2,101
7.78%, Due 5/22/2006............     1,000        1,013
Pool #297492, 6.50%, Due
  10/1/2010.....................        26           25
Pool #338030, 6.50%, Due
  4/1/2011......................       311          305
Pool #341332, 6.50%, Due
  4/1/2011......................       676          664
Pool #341382, 6.50%,
  Due 4/1/2011..................       270          264

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Pool #342743, 6.50%,
  Due 4/1/2011..................  $    721     $    708
Pool #337195, 6.50%,
  Due 5/1/2011..................     1,356        1,332
Pool #344287, 6.50%,
  Due 5/1/2011..................       493          485
Pool #344429, 6.50%,
  Due 5/1/2011..................       129          127
Series 1349PG, 6.50%,
  Due 5/15/2014.................       400          401
Pool #66185, 6.059%,
  Due 7/1/2018..................     1,737        1,702
Series 1992-143G, 6.75%,
  Due 10/25/2018................       500          502
Series 1989-21G, 10.45%,
  Due 4/25/2019.................       209          228
Pool #218949, 7.50%,
  Due 12/1/2023.................       936          950
Pool #266196, 7.114%,
  Due 1/1/2024..................     1,581        1,597
TBA, 7.50% Due 9/23/2024........     1,670        1,673
Pool #306505, 8.00%,
  Due 3/1/2025..................     1,411        1,439
Pool #308798, 7.32%,
  Due 4/1/2025..................       371          382
Pool #303585, 7.00%,
  Due 10/1/2025.................       733          719
Pool #250414, 7.00%,
  Due 12/1/2025.................     2,421        2,374
Pool #339141, 7.00%,
  Due 3/1/2026..................     5,488        5,381
Pool #341041, 7.00%,
  Due 4/1/2026..................        29           28
TBA, 8.00%, Due 11/13/2026......     3,700        3,774
                                               --------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION......                 28,174
                                               --------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 1.56%
Pool #102932, 10.50%,
  Due 9/15/1998.................        12           12
Series 1994-2 Cl O, 7.99125%,
  Due 4/16/2010.................     1,488        1,527
Pool #180220, 9.00%,
  Due 10/15/2016................       887          938
TBA, 8.00%, Due 2/1/2020........     1,640        1,677
Pool #340063, 7.50%,
  Due 12/15/2022................        20           21

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Pool #339886, 7.50%,
  Due 1/15/2023.................  $    463     $    465
Pool #349306, 8.00%,
  Due 2/15/2023.................     2,525        2,581
Pool #345300, 7.00%,
  Due 3/15/2023.................       878          861
Pool #344261, 7.50%,
  Due 4/15/2023.................       505          507
Pool #336950, 7.50%,
  Due 4/15/2023.................       783          786
Pool #355479, 8.00%,
  Due 5/15/2023.................     1,518        1,552
Pool #320073, 7.00%,
  Due 6/15/2023.................        20           20
Pool #341926, 8.00%,
  Due 6/15/2023.................        17           18
Pool #352117, 8.00%,
  Due 7/15/2023.................     1,131        1,157
Pool #355721, 7.50%,
  Due 7/15/2023.................       157          158
Pool #344979, 7.50%,
  Due 8/15/2023.................       451          453
Pool #1849, 8.50%,
  Due 8/20/2024.................       563          580
TBA, 7.50%, Due 6/1/2025........       630          632
                                               --------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION......                 13,945
                                               --------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS...............                 58,081
                                               --------
ASSET-BACKED SECURITIES -- 2.21%
American Express Master Trust
  1992-1 A, 6.05%,
  Due 6/15/1998.................     2,250        2,256
AT&T Universal Card Master
  Trust, 1995-2A, 5.95%,
  Due 10/17/2002................       550          545
Boatmen's Auto Trust, 1996-A A2,
  6.35%, Due 1/15/2003..........       850          856
Chase Manhattan Credit Card
  Master Trust, 1996-4A, 6.73%,
  Due 2/15/2003.................     1,550        1,576
Chemical Master Credit Card
  Trust 1, 1996-1A, 5.55%,
  Due 9/15/2003.................       810          789
Chemical Master Credit Card
  Trust 1, 1995-3A, 6.23%,
  Due 4/15/2005.................       990          980

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Citibank Credit Card Master
  Trust I, 1996-1A, Zero Coupon,
  Due 2/7/2003..................  $  1,410     $  1,075
ContiMortgage Home Equity Loan
  Trust, 1994-4 A2, 7.96%,
  Due 9/15/2009.................     2,003        2,046
Discover Card Master Trust I,
  1996-3A, 6.05%,
  Due 8/18/2008.................     1,010          958
General Electric Railcar Trust,
  1992-1A, 7.75%,
  Due 6/1/2004..................       601          629
NationsBank Auto Owner Trust,
  1996-A A3, 6.375%,
  Due 7/15/2000.................     2,550        2,567
NationsBank Credit Card Master
  Trust, 1993-2A, 6.00%,
  Due 12/15/2005................     1,060        1,027
Olympic Automobile Receivables
  Trust, 1993-CA, 4.50%,
  Due 2/15/2000.................       173          172
Prime Credit Card Master Trust,
  1996-1A, 6.70%,
  Due 7/15/2004.................       500          508
Sears Credit Account Master
  Trust, 1995-5A, 6.05%,
  Due 1/16/2008.................       720          704
Sears Credit Account Master
  Trust, 1996-4A, 6.45%,
  Due 10/16/2006................       440          442
Signet Credit Card Master Trust,
  1994-4A, 6.80%,
  Due 12/15/2000................     1,800        1,817
UCFC Home Equity Loan, 1994-C1
  A2, 7.275%, Due 6/10/2007.....       380          382
Western Financial Grantor
  Trust,1994-3 A2, 6.65%,
  Due 12/1/1999.................       471          475
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES................                 19,804
                                               --------
NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 1.24%
Citicorp Mortgage Securities,
  Incorporated, 1987-14 A1,
  9.50%, Due 9/25/2002..........       608          619
Citicorp Mortgage Securities,
  Incorporated, 1987-5 A1,
  8.50%, Due 4/25/2017..........       646          644
Citicorp Mortgage Securities,
  Incorporated, 1990-4 A5,
  9.50%, Due 3/25/2005..........       836          833

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
DLJ Mortgage Acceptance
  Corporation, 1994-Q1 2A1,
  4.56029%, Due 3/25/2024.......  $    498     $    490
General Electric Capital
  Mortgage Services,
  Incorporated, 1992-4A A4,
  8.00%, Due 4/25/2022..........       614          625
Green Tree Financial
  Corporation, 1993-3 A5, 5.75%,
  Due 10/15/2018................       990          969
Green Tree Financial
  Corporation, 1994-5 A2, 7.30%,
  Due 11/15/2019................       690          701
Green Tree Financial
  Corporation, 1996-8 A4, 7.00%,
  Due 10/15/2027................     1,300        1,327
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  Due 5/25/2010.................       600          623
Independent National Mortgage
  Corporation, 1995W A2, 7.25%
  Due 2/25/2026.................     1,500        1,435
The Money Store Home Equity
  Trust, 7.66%, Due 8/15/2026...     1,500        1,508
Residential Asset Securitization
  Trust, 1996-A3 A11, 7.50%,
  Due 7/25/2011.................       976          994
Residential Funding Mortgage 1,
  1993-S28 A4, 6.35%,
  Due 8/25/2023.................       300          296
                                               --------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS...............                 11,064
                                               --------
CORPORATE BONDS -- 10.13%
FINANCIAL -- 5.12%
American General Financial,
  7.25%, Due 5/15/2005..........       410          418
Associates Corporation of
  North America 7.50%,
  Due 5/15/1999.................        80           82
BankAmerica Corporation, 7.50%,
  Due 3/15/1997.................       960          966
BankAmerica Corporation, 9.75%,
  Due 7/1/2000..................       600          664
BankAmerica Corporation, 7.20%,
  Due 4/15/2006.................     1,280        1,294
Bankers Trust New York, 8.25%,
  Due 5/1/2005..................       740          795
BanPonce, 7.30%,
  Due 6/5/2002..................       640          657
Capital One Bank, 6.73%,
  Due 6/4/1998..................     2,500        2,516

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Chase Manhattan Corporation,
  7.625%, Due 1/15/2003.........  $    200     $    209
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002..........       700          763
Chemical Banking Corporation,
  FRN, 6.2125%,
  Due 6/15/2000.................     2,300        2,309
Chemical New York Corporation,
  9.75%, Due 6/15/2099..........       900          975
Countrywide Funding Corporation,
  7.20%, Due 1/15/2006..........     2,190        2,218
Dean Witter Discover, 6.875%,
  Due 3/1/2003..................     1,290        1,298
First Union Corporation, 7.05%,
  Due 8/1/2005..................       840          841
Fleet Mortgage Group,
  Incorporated, 6.125%,
  Due 8/15/1997.................       930          932
Ford Motor Credit Company,
  9.25%, Due 6/15/1998..........     1,000        1,048
Ford Motor Credit Company,
  7.95%, Due 5/17/1999..........     2,000        2,080
Ford Motor Credit Company,
  8.20%, Due 2/15/2002..........     1,510        1,611
General Motors Acceptance
  Corporation, 6.65%,
  Due 5/24/2000.................     2,700        2,719
General Motors Acceptance
  Corporation, 6.75%,
  Due 6/17/2002.................     1,140        1,146
Health & Rehab, FRN, 6.9875%,
  Due 7/13/1999.................     1,000          997
International Business Machines,
  Incorporated, 7.00%,
  Due 10/30/2025................     1,290        1,242
Lehman Brothers Holding,
  Incorporated, 7.41%,
  Due 5/25/1999.................       500          510
Lehman Brothers, 6.625%,
  Due 2/15/2000.................       570          568
Lehman Brothers, Incorporated,
  5.04%, Due 12/15/2003.........     1,000        1,004
National Bank Of Detroit,
  7.125%, Due 5/15/2007.........       700          701
NationsBank Corporation, 7.00%,
  Due 9/15/2001.................       750          764
Paine Webber, 7.625%,
  Due 10/15/2008................     2,200        2,227
PNC Funding Corporation, 6.125%,
  Due 9/1/2003..................     1,000          961

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Salomon Incorporated, 7.05%,
  Due 1/15/1998.................  $    800     $    807
Salomon Incorporated, 7.00%,
  Due 1/20/1998.................       390          394
Salomon Incorporated, 5.53%,
  Due 1/30/1998.................     1,500        1,487
Salomon Incorporated, 6.04%,
  Due 7/9/1998..................       625          622
Salomon Incorporated, 6.70%,
  Due 12/1/1998.................       390          393
Salomon Incorporated, 5.395%,
  Due 4/5/1999..................       500          497
Society National Bank, 7.25%,
  Due 6/1/2005..................       800          813
St. Paul Companies, 9.375%,
  Due 6/15/1997.................       600          613
Taubman Realty Group, 8.00%, Due
  6/15/1999.....................     2,000        2,038
Taubman Realty Group, 5.75%,
  Due 11/3/1997.................     1,500        1,498
Travelers/Aetna P & C, 6.75%,
  Due 4/15/2001.................     1,300        1,312
Westpac Banking Corporation,
  7.875%, Due 10/15/2002........       800          847
                                               --------
    TOTAL FINANCIAL.............                 45,836
                                               --------
INDUSTRIAL -- 3.17%
American Home Products, 7.70%,
  Due 2/15/2000.................       450          469
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012...........       870          999
Atlantic Richfield Corporation,
  8.75%, Due 3/1/2032...........       610          714
The Boeing Company, 8.625%, Due
  11/15/2031....................       620          724
Capital Cities/ABC, 8.875%,
  Due 12/15/2000................     1,000        1,086
CIT Group Holdings, 6.375%,
  Due 5/21/1999.................       750          755
Coca-Cola Company, 6.625%,
  Due 10/1/2002.................     1,000        1,007
Columbia/HCA Health, 7.69%, Due
  6/15/2025.....................       730          756
Dresser Industries, 6.25%,
  Due 6/1/2000..................     2,000        1,996
E.I. DuPont de Nemours &
  Company, 6.75%,
  Due 10/15/2002................     1,000        1,013
Exxon Capital Corporation,
  7.45%, Due 12/15/2001.........     1,000        1,046

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
Heinz H.J. Company, 5.50%,
  Due 9/15/1997.................  $    520     $    519
Legrand, 8.50%, Due 2/15/2025...       820          917
Lockheed Martin Corporation,
  7.45%, Due 6/15/2004..........     1,390        1,442
The May Department Store
  Company, 9.75%,
  Due 2/15/2021.................       400          468
News America Holdings, 9.25%,
  Due 2/1/2013..................       710          800
Occidential Petroleum
  Corporation, 8.50%, Due
  9/15/2004.....................     2,000        2,109
Pepsico Incorporated, 7.00%,
  Due 11/15/1996................       550          550
Philip Morris Companies,
  Incorporated, 8.25%,
  Due 10/15/2003................       640          685
Philip Morris Companies,
  Incorporated, 8.375%,
  Due 1/15/2017.................       625          640
Pohang Iron & Steel, 7.375%,
  Due 5/15/2005.................       750          763
RJR Nabisco, 8.75%, Due
  8/15/2005.....................     1,000          996
RJR Nabisco, 8.00%, Due
  7/15/2001.....................     1,750        1,761
Sears Roebuck Acceptance, 6.82%,
  Due 10/17/2002................     2,710        2,724
Sysco Corporation, 7.00%,
  Due 5/1/2006..................     1,000        1,012
Tenneco, Incorporated, 10.00%,
  Due 8/1/1998..................     1,000        1,063
Texaco Cap, MTN, 6.19%,
  Due 7/9/2003..................       750          727
WMX Technologies, 6.22%,
  Due 4/30/2004.................       590          631
                                               --------
    TOTAL INDUSTRIAL............                 28,372
                                               --------
UTILITY -- 0.32%
General Telephone Southwest,
  Incorporated, 8.50%,
  Due 11/15/2031................       600          677
Pacific Bell Telephone, 8.70%,
  Due 6/15/2001.................       670          727
Southern California Edison
  Company, 8.25%,
  Due 2/1/2000..................     1,425        1,501
                                               --------
    TOTAL UTILITY...............                  2,905
                                               --------
                                    Par
                                   Amount       Value
                                  --------     --------
                                 (dollars in thousands)
FOREIGN BONDS -- 1.52%
ABN AMRO, 7.27%,
  Due 5/31/2005.................  $    690     $    704
ANZ Banking, 6.25%,
  Due 2/1/2004..................       770          737
BCH Cayman Islands Limited,
  7.70%, Due 7/15/2006..........       850          875
Hanson Overseas, 7.375%,
  Due 1/15/2003.................       600          617
Hydro-Quebec, 7.375%,
  Due 2/1/2003..................       400          414
Hydro-Quebec, 9.40%,
  Due 2/1/2021..................     1,800        2,160
Hydro-Quebec, 8.875%,
  Due 3/1/2026..................     1,200        1,376
Kansallis-Osake-Pankki Bank,
  10.00%, Due 5/1/2002..........       810          924
Korea Development Bank, 5.875%,
  Due 12/1/1998.................       100           99
Korea Development Bank, 6.25%,
  Due 5/1/2000..................       770          765
Midland Bank PLC, 7.625%,
  Due 6/15/2006.................       910          946
Province of Newfoundland,
  9.875%, Due 6/1/2020..........       250          314
Province of Quebec, 8.80%,
  Due 4/15/2003.................       335          371
Province of Quebec, 5.735%,
  Due 3/2/2026..................       890          864
Santander Financial Issuance
  Limited, 7.75%,
  Due 5/15/2005.................       250          260
Santander Financial Issuance
  Limited, 7.00%,
  Due 4/1/2006..................       460          457
Svenska Handelsbanken, 8.35%,
  Due 7/15/2004.................       740          804
Swiss Bank Corporation, 7.50%,
  Due 7/15/2025.................       950          957
                                               --------
    TOTAL FOREIGN BONDS.........                 13,644
                                               --------
    TOTAL CORPORATE BONDS.......                 90,757
                                               --------

                                   Shares
                                  --------
COMMON STOCK -- 56.85%
FOREIGN STOCKS -- 1.19%
Arthur Guinness & Sons, ADR.....    24,700          885
British Petroleum PLC, ADR......    10,000        1,286
British Telecom PLC, ADR........    22,300        1,285

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Ciba-Geigy AG...................    30,000     $  1,855
Elf Aquitane SA.................    36,100        1,449
Hanson PLC, ADR.................   301,300        1,921
Imperial Tobacco Group PLC......    30,000          350
Royal Dutch Petroleum Company,
  New York Registry.............    10,000        1,654
                                               --------
    TOTAL FOREIGN STOCKS........                 10,685
                                               --------
CONSUMER STAPLES -- 9.05%
DEPARTMENT AND MAIL ORDER -- 1.37%
J.C. Penney Company,
  Incorporated..................    96,075        5,044
K Mart Corporation..............   359,600        3,506
The May Department Store
  Company.......................    32,500        1,540
Sears Roebuck & Company.........    45,000        2,177
                                               --------
    TOTAL DEPARTMENT AND MAIL
      ORDER.....................                 12,267
                                               --------
DISTILLERS AND BREWERS - 0.66%
Anheuser-Busch Companies,
  Incorporated..................   123,000        4,736
Brown-Foreman, Incorporated.....    26,700        1,155
                                               --------
    TOTAL DISTILLERS AND
      BREWERS...................                  5,891
                                               --------
DRUGS AND HOSPITAL SUPPLY - 2.50%
American Home Products
  Corporation...................    82,100        5,029
Baxter International,
  Incorporated..................    55,000        2,289
Bristol-Myers Squibb Company....    48,600        5,139
Horizon / CMS Healthcare
  Corporation...................   120,675        1,252
Merck & Company, Incorporated...    35,000        2,594
Pharmacia & Upjohn,
  Incorporated..................    47,300        1,703
Warner Lambert, Incorporated....    68,700        4,371
                                               --------
    TOTAL DRUGS AND
      HOSPITAL SUPPLY...........                 22,377
                                               --------
FOOD PROCESSING - 0.23%
Archer Daniels Midland Company..    94,500        2,055
                                               --------
    TOTAL FOOD PROCESSING.......                  2,055
                                               --------
FOODS - 0.16%
Nabisco Holdings Corporation,
  Class A.......................    37,900        1,412
                                               --------
    TOTAL FOODS.................                  1,412
                                               --------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
LEISURE - 0.36%
Hasbro, Incorporated............    35,200     $  1,368
King World Productions,
  Incorporated (non-income
  producing)....................    11,200          403
Toys R Us, Incorporated.........    44,500        1,507
                                               --------
    TOTAL LEISURE...............                  3,278
                                               --------
PHOTOGRAPHY - 1.14%
Eastman Kodak Company...........   127,900       10,200
                                               --------
    TOTAL PHOTOGRAPHY...........                 10,200
                                               --------
PUBLISHING - 0.26%
A.H. Belo, Incorporated, Class
  A.............................    60,700        2,367
                                               --------
    TOTAL PUBLISHING............                  2,367
                                               --------
TOBACCO - 2.37%
American Brands, Incorporated...    91,400        4,364
Philip Morris Companies,
  Incorporated..................   152,389       14,115
RJR Nabisco Holdings............    95,700        2,763
                                               --------
    TOTAL TOBACCO...............                 21,242
                                               --------
    TOTAL CONSUMER STAPLES......                 81,089
                                               --------
INTEREST SENSITIVE - 21.77%
BANKS - 7.37%
Bank America Corporation........   152,000       13,908
Bank of Boston Corporation......    40,000        2,560
Bankers Trust Company
  New York......................    19,400        1,639
Chase Manhattan Corporation.....   196,200       16,824
Corestates Financial
  Corporation...................    16,000          778
First Chicago NBD...............   130,681        6,665
First of America Bank
  Corporation...................    50,000        2,719
First Security Corporation......    60,000        1,763
First Union Corporation.........    20,000        1,455
Fleet Financial Group,
  Incorporated..................    25,000        1,247
J.P. Morgan & Company,
  Incorporated..................    33,000        2,850
Norwest Corporation.............   183,900        8,069
PNC Bank Corporation............   115,000        4,169
Wells Fargo and Company.........     5,000        1,336
                                               --------
    TOTAL BANKS.................                 65,982
                                               --------
BUILDING AND MATERIALS - 0.42%
PPG Industries, Incorporated....    66,500        3,791
                                               --------
    TOTAL BUILDING AND
      MATERIALS.................                  3,791
                                               --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
FINANCE - 0.68%
Beneficial Corporation..........    35,000     $  2,048
Household International,
  Incorporated..................    30,000        2,655
Paine Webber Group,
  Incorporated..................    58,900        1,384
                                               --------
    TOTAL FINANCE...............                  6,087
                                               --------
INSURANCE - LIFE AND MULTI-
  LINE - 2.58%
Aetna Incorporated..............    75,600        5,056
American Financial Group,
  Incorporated..................    12,600          452
American General Corporation....    26,000          969
Aon Corporation.................   114,300        6,601
Lincoln National Corporation....    45,000        2,183
Old Republic International
  Corporation...................   121,000        2,995
Travelers Corporation...........    89,503        4,856
                                               --------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE................                 23,112
                                               --------
INSURANCE - PROPERTY AND
  CASUALTY - 1.32%
Allstate Corporation............   113,300        6,359
Chubb Corporation...............    20,000        1,000
St. Paul Companies..............    60,000        3,263
TIG Holdings, Incorporated......    42,000        1,213
                                               --------
    TOTAL INSURANCE - PROPERTY
      AND
      CASUALTY..................                 11,835
                                               --------
SAVINGS AND LOAN - 0.48%
Great Western Financial
  Corporation...................    75,000        2,100
H.F. Ahmanson & Company.........    70,000        2,196
                                               --------
    TOTAL SAVINGS AND LOAN......                  4,296
                                               --------
UTILITIES - ELECTRIC - 3.56%
Central and Southwest
  Corporation...................    48,500        1,285
CMS Energy Corporation..........    60,000        1,898
DTE Energy Company..............    83,700        2,521
Edison International............    80,000        1,580
Entergy Corporation.............   383,000       10,724
Illinova Corporation............    60,000        1,635
Northeast Utilities.............   287,400        3,090
Potomac Electric Power..........    23,900          612
PP&L Resources, Incorporated....    25,000          584

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Public Service Enterprise Group,
  Incorporated..................    45,400     $  1,220
Rochester Gas and Electric,
  Incorporated..................    30,000          559
Unicom Corporation..............   238,100        6,191
                                               --------
    TOTAL UTILITIES -
      ELECTRIC..................                 31,899
                                               --------
UTILITIES - NATURAL GAS - 1.95%
Consolidated Natural Gas
  Company.......................   149,200        7,926
Panenergy Corporation...........   193,500        7,450
Peoples Energy Corporation......    58,000        2,045
                                               --------
    TOTAL UTILITIES -
      NATURAL GAS...............                 17,421
                                               --------
UTILITIES - TELEPHONE - 1.35%
AT&T Corporation................    30,000        1,046
NYNEX Corporation...............    32,000        1,424
Pacific Telesis Group,
  Incorporated..................    96,500        3,281
SBC Communications..............    14,400          700
US West, Incorporated...........   184,200        5,595
                                               --------
    TOTAL UTILITIES -
      TELEPHONE.................                 12,046
                                               --------
MISCELLANEOUS - INTEREST
  SENSITIVE - 2.06%
American Express Company........   205,600        9,663
Dean Witter Discover & Company..    22,600        1,331
Federal Home Loan Mortgage
  Corporation...................    20,800        2,101
Federal National Mortgage
  Association...................   117,200        4,585
Fund American Enterprises,
  Incorporated..................     8,800          789
                                               --------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE........                 18,469
                                               --------
    TOTAL INTEREST
      SENSITIVE.................                194,938
                                               --------
CONSUMER CYCLICALS - 3.55%
AUTOMOBILE AND TRUCK - 3.27%
Dana Corporation................   208,200        6,168
Eaton Corporation...............    25,000        1,494
Ford Motor Company..............   408,200       12,756
General Motors Corporation......   164,800        8,879
                                               --------
    TOTAL AUTOMOBILE AND
      TRUCK.....................                 29,297
                                               --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
ELECTRICAL HOUSEHOLD
  EQUIPMENT - 0.13%
Whirlpool Corporation...........    24,400     $  1,153
                                               --------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT.................                  1,153
                                               --------
TIRE AND RUBBER - 0.15%
Goodyear Tire & Rubber Company..    28,800        1,321
                                               --------
    TOTAL TIRE AND RUBBER.......                  1,321
                                               --------
    TOTAL CONSUMER CYCLICALS....                 31,771
                                               --------
INTERMEDIATE GOODS & SERVICES - 13.37%
CHEMICALS - 1.60%
ARCO Chemical Company...........    35,000        1,671
Dow Chemical....................    27,000        2,099
E.I. DuPont de Nemours &
  Company.......................    27,000        2,504
Eastman Chemical Company........    38,900        2,052
FMC Corporation (non-income
  producing)....................    58,300        4,292
Olin Corporation................    40,000        1,700
                                               --------
    TOTAL CHEMICALS.............                 14,318
                                               --------
FOREST PRODUCTS - 1.28%
Boise Cascade Corporation.......    46,700        1,448
Georgia-Pacific Corporation.....    15,000        1,125
International Paper Company.....    55,000        2,351
Louisiana Pacific Corporation...    59,200        1,236
Mead Corporation................    12,000          681
Millenium Chemicals,
  Incorporated..................    31,172          631
Union Camp Corporation..........    40,000        1,950
Weyerhaeuser Company............    45,000        2,064
                                               --------
    TOTAL FOREST PRODUCTS.......                 11,486
                                               --------
METALS - ALUMINUM - 0.39%
Alumax, Incorporated............    43,000        1,381
Aluminum Company of America.....    36,000        2,111
                                               --------
    TOTAL METALS - ALUMINUM.....                  3,492
                                               --------
NATURAL GAS TRANSMISSION - 0.20%
Coastal Corporation.............    40,700        1,750
                                               --------
    TOTAL NATURAL GAS
      TRANSMISSION..............                  1,750
                                               --------
OIL - 6.40%
Amoco Corporation...............   120,500        9,128
Ashland, Incorporated...........    50,000        2,125
Atlantic Richfield
  Corporation...................    15,000        1,988

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Chevron Corporation.............    30,000     $  1,973
Exxon Corporation...............    62,600        5,548
Louisiana Land and Exploration
  Company.......................    25,400        1,445
Mobil Corporation...............    10,000        1,168
Phillips Petroleum Company......   217,300        8,909
Tenneco, Incorporated...........   205,000       10,148
Texaco, Incorporated............    82,900        8,425
Ultramar Corporation............    70,000        2,004
Union Pacific Resources Group,
  Incorporated..................    78,600        2,162
Union Texas Petroleum Holdings,
  Incorporated..................   105,700        2,259
                                               --------
    TOTAL OIL...................                 57,282
                                               --------
OIL SERVICE - 0.45%
Baker Hughes, Incorporated......   113,200        4,033
                                               --------
    TOTAL OIL SERVICE...........                  4,033
                                               --------
TRANSPORTATION - 1.71%
Conrail, Incorporated...........    17,500        1,665
CSX Corporation.................   120,300        5,188
Norfolk Southern Corporation....    77,100        6,872
Ryder Systems, Incorporated.....    55,000        1,636
                                               --------
    TOTAL TRANSPORTATION........                 15,361
                                               --------
MISCELLANEOUS - INTERMEDIATE
  GOODS & SERVICES - 1.34%
Browning-Ferris Industries......    71,500        1,877
Dresser Industries,
  Incorporated..................   146,700        4,823
Federal-Mogul Corporation.......    46,200        1,034
GATX Corporation................    40,000        1,910
LTV Corporation.................    30,200          310
Mapco, Incorporated.............    33,800        1,052
USX-US Steel Group..............    35,400          965
                                               --------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES..................                 11,971
                                               --------
    TOTAL INTERMEDIATE GOODS &
      SERVICES..................                119,693
                                               --------
CAPITAL GOODS - 7.92%
AEROSPACE - 4.27%
Allegheny Teledyne,
  Incorporated..................    23,100          494
Coltec Industries, Incorporated
  (non-income producing)........   120,700        2,082
Harsco Corporation..............    30,000        1,916
Lockheed Martin Corporation.....   102,299        9,169

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
Northrop Corporation............    25,000     $  2,019
Raytheon Company................   209,300       10,308
Rockwell International
  Corporation...................    40,000        2,200
Textron, Incorporated...........    70,100        6,221
Thiokol Corporation.............    45,400        1,901
United Technologies
  Corporation...................    15,000        1,931
                                               --------
    TOTAL AEROSPACE.............                 38,241
                                               --------
ELECTRICAL EQUIPMENT - 1.32%
General Electric Corporation....    25,000        2,419
Honeywell, Incorporated.........    40,300        2,504
ITT Industries, Incorporated....   119,500        2,778
Sunbeam-Oster Company...........    57,500        1,416
Westinghouse Electric
  Corporation...................   157,400        2,695
                                               --------
    TOTAL ELECTRICAL
      EQUIPMENT.................                 11,812
                                               --------
ELECTRONICS - INDUSTRIAL - 0.29%
Advanced Micro Devices..........    72,700        1,290
Lam Research Corporation........    25,000          609
Teradyne, Incorporated..........    43,400          689
                                               --------
    TOTAL ELECTRONICS -
      INDUSTRIAL................                  2,588
                                               --------
MACHINERY - 0.37%
Caterpillar Tractor Company.....     8,600          590
Deere and Company...............    42,000        1,754
Tecumseh Products Company.......    17,900        1,007
                                               --------
    TOTAL MACHINERY.............                  3,351
                                               --------
NEWSPAPERS-PUBLISHING &
  PRINTING - 0.15%
Gannett Company.................    17,800        1,351
                                               --------
    TOTAL NEWSPAPERS-PUBLISHING
      & PRINTING................                  1,351
                                               --------

                                   Shares       Value
                                  --------     --------
                                  (dollars in thousands)
OFFICE EQUIPMENT - 1.52%
Apple Computer, Incorporated....    23,400     $    538
International Business Machines
  Corporation...................    26,900        3,470
Storage Tech Group..............    45,200        1,927
Xerox Corporation...............   164,700        7,638
                                               --------
    TOTAL OFFICE EQUIPMENT......                 13,573
                                               --------
    TOTAL CAPITAL GOODS.........                 70,916
                                               --------
    TOTAL COMMON STOCK..........                509,092
                                               --------
                                    Par
                                   Amount
                                  --------
SHORT-TERM INVESTMENTS (NOTE A) - 2.53%
Bank Brussells Lambert Euro TD,
  6.00%, Due 11/1/1996..........  $  8,453        8,453
Bank of Tokyo Mitsubishi,
  Limited, YCD, 5.60%, Due
  11/14/1996....................    10,000       10,000
Dai-Ichi Kangyo Bank, Limited,
  BA, 5.45%, Due 11/20/1996.....     4,200        4,200
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS...............                 22,653
                                               --------
TOTAL INVESTMENTS - 100.59%
  (COST $764,769)...............                900,785
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.59%)..............                 (5,303)
                                               --------
TOTAL NET ASSETS - 100%.........               $895,482
                                               =========

---------------

Based on the cost of investments of $766,140 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $143,793, the aggregate gross unrealized depreciation was $9,148, and the net unrealized appreciation of investments was $134,645.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
BA - Bankers Acceptance
FRN - Floating Rate Note
MTN - Medium Term Note
PLC - Public Limited Corporation
SA - Company
TBA - To Be Announced
TD - Time Deposit
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                Shares         Value
                              ----------     ----------
                              (dollars in thousands)
COMMON STOCK - 97.08%
FOREIGN STOCKS - 3.20%
Arthur Guinness & Sons,
  ADR.......................     197,000     $    7,057
British Petroleum PLC,
  ADR.......................      33,000          4,244
British Telecom PLC, ADR....      40,100          2,310
Ciba-Geigy AG...............      35,000          2,164
Elf Aquitane SA.............      48,100          1,930
Exel Limited................     150,000          5,700
Hanson PLC, ADR.............   1,021,400          6,511
Imperial Tobacco Group
  PLC.......................     108,400          1,265
Royal Dutch Petroleum
  Company, New York
  Registry..................      27,000          4,465
                                             ----------
    TOTAL FOREIGN STOCKS....                     35,646
                                             ----------
CONSUMER STAPLES - 16.67%
DEPARTMENT AND MAIL ORDER - 2.12%
J.C. Penney Company,
  Incorporated..............     272,600         14,312
K Mart Corporation..........     359,400          3,504
The May Department Store
  Company...................      60,000          2,843
Sears Roebuck & Company.....      60,000          2,903
                                             ----------
    TOTAL DEPARTMENT AND
      MAIL ORDER............                     23,562
                                             ----------
DISTILLERS AND BREWERS - 1.35%
Anheuser-Busch Companies,
  Incorporated..............     197,200          7,592
Brown-Foreman,
  Incorporated..............     171,400          7,413
                                             ----------
    TOTAL DISTILLERS AND
      BREWERS...............                     15,005
                                             ----------
DRUGS AND HOSPITAL SUPPLY - 4.19%
American Home Products
  Corporation...............     109,300          6,694
Baxter International,
  Incorporated..............      65,000          2,705
Bristol-Myers Squibb
  Company...................     159,700         16,888
Horizon / CMS Healthcare
  Corporation...............     509,700          5,288
Merck & Company,
  Incorporated..............      60,000          4,447
Pharmacia & Upjohn,
  Incorporated..............      87,800          3,160
Warner Lambert,
  Incorporated..............     116,300          7,400
                                             ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY................                     46,582
                                             ----------

                                Shares         Value
                              ----------     ----------
                              (dollars in thousands)
FOOD PROCESSING - 0.18%
Archer Daniels Midland
  Company...................      81,900     $    1,781
Heinz H.J. Company..........       5,000            178
                                             ----------
    TOTAL FOOD PROCESSING...                      1,959
                                             ----------
FOODS - 0.71%
Nabisco Holdings
  Corporation, Class A......     212,900          7,931
                                             ----------
    TOTAL FOODS.............                      7,931
                                             ----------
LEISURE - 1.28%
Hasbro, Incorporated........     203,400          7,907
King World Productions,
  Incorporated (non-income
  producing)................      66,900          2,408
Toys R Us, Incorporated.....     116,700          3,953
                                             ----------
    TOTAL LEISURE...........                     14,268
                                             ----------
PHOTOGRAPHY - 1.57%
Eastman Kodak Company.......     218,600         17,433
                                             ----------
    TOTAL PHOTOGRAPHY.......                     17,433
                                             ----------
PUBLISHING - 0.82%
A.H. Belo, Incorporated,
  Class A...................     235,600          9,188
                                             ----------
    TOTAL PUBLISHING........                      9,188
                                             ----------
TOBACCO - 4.32%
American Brands,
  Incorporated..............     138,900          6,632
Philip Morris Companies,
  Incorporated..............     346,600         32,104
RJR Nabisco Holdings........     322,520          9,313
                                             ----------
    TOTAL TOBACCO...........                     48,049
                                             ----------
MISCELLANEOUS - CONSUMER STAPLES - 0.13%
Gibson Greetings,
  Incorporated..............      90,550          1,415
                                             ----------
    TOTAL MISCELLANEOUS -
      CONSUMER STAPLES......                      1,415
                                             ----------
    TOTAL CONSUMER
      STAPLES...............                    185,392
                                             ----------
INTEREST SENSITIVE - 33.40%
BANKS - 10.35%
Bank America Corporation....     272,700         24,952
Bank of Boston
  Corporation...............      52,000          3,328
Bankers Trust Company
  New York..................      92,000          7,774
Chase Manhattan
  Corporation...............     290,614         24,920

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                Shares         Value
                              ----------     ----------
                                (dollars in thousands)
Corestates Financial
  Corporation...............      33,000     $    1,605
First Chicago NBD...........     227,965         11,626
First of America Bank
  Corporation...............      70,000          3,806
First Security
  Corporation...............     120,500          3,540
First Union Corporation.....      17,000          1,237
Fleet Financial Group,
  Incorporated..............      55,000          2,743
J.P. Morgan & Company,
  Incorporated..............      92,600          7,998
NationsBank Corporation.....     130,000         12,253
PNC Bank Corporation........     219,600          7,961
Wells Fargo and Company.....       5,000          1,336
                                             ----------
    TOTAL BANKS.............                    115,079
                                             ----------
BUILDING AND MATERIALS - 0.58%
PPG Industries,
  Incorporated..............     113,100          6,447
                                             ----------
    TOTAL BUILDING AND
      MATERIALS.............                      6,447
                                             ----------
FINANCE - 0.84%
Beneficial Corporation......      60,000          3,510
Household International,
  Incorporated..............      45,000          3,983
Paine Webber Group,
  Incorporated..............      79,300          1,864
                                             ----------
    TOTAL FINANCE...........                      9,357
                                             ----------
INSURANCE - LIFE AND MULTI-LINE - 4.42%
Aetna, Incorporated.........     170,400         11,396
American Financial Group,
  Incorporated..............      47,950          1,720
American General
  Corporation...............      61,000          2,272
Aon Corporation.............     181,400         10,476
Lincoln National
  Corporation...............      80,000          3,880
Old Republic International
  Corporation...............     370,900          9,180
TransAmerica Corporation....      50,000          3,794
Travelers Corporation.......     118,344          6,420
                                             ----------
    TOTAL INSURANCE - LIFE
      AND MULTI-LINE........                     49,138
                                             ----------
INSURANCE - PROPERTY AND CASUALTY - 1.55%
Allstate Corporation........     182,825         10,261
Chubb Corporation...........       5,000            250
St. Paul Companies..........      76,500          4,160
TIG Holdings,
  Incorporated..............      88,000          2,541
                                             ----------
    TOTAL INSURANCE -
      PROPERTY AND
      CASUALTY..............                     17,212
                                             ----------

                                Shares         Value
                              ----------     ----------
                                (dollars in thousands)
SAVINGS AND LOAN - 0.52%
Great Western Financial
  Corporation...............     100,000     $    2,800
H.F. Ahmanson & Company.....      95,000          2,981
                                             ----------
    TOTAL SAVINGS AND
      LOAN..................                      5,781
                                             ----------
UTILITIES - ELECTRIC - 6.33%
Central And Southwest
  Corporation...............     175,000          4,638
CMS Energy Corporation......     130,000          4,111
DTE Energy Company..........     233,800          7,043
Edison International........     187,500          3,703
Entergy Corporation.........     774,600         21,689
Illinova Corporation........      90,000          2,453
New York State Electric &
  Gas Corporation...........      70,000          1,461
Northeast Utilities.........     480,900          5,170
Peco Energy Company.........     100,000          2,525
Potomac Electric Power......      48,500          1,243
PP&L Resources,
  Incorporated..............      65,000          1,519
Public Service Enterprise
  Group, Incorporated.......     172,100          4,625
Rochester Gas and Electric,
  Incorporated..............      45,000            838
Unicom Corporation..........     359,300          9,342
                                             ----------
    TOTAL UTILITIES -
      ELECTRIC..............                     70,360
                                             ----------
UTILITIES - NATURAL GAS - 2.89%
Consolidated Natural Gas
  Company...................     273,300         14,519
Panenergy Corporation.......     399,500         15,381
Peoples Energy
  Corporation...............      65,000          2,291
                                             ----------
    TOTAL UTILITIES -
      NATURAL GAS...........                     32,191
                                             ----------
UTILITIES - TELEPHONE - 1.99%
AT&T Corporation............      47,500          1,657
NYNEX Corporation...........     100,000          4,450
Pacific Telesis Group,
  Incorporated..............     160,200          5,447
SBC Communications..........      19,400            943
US West, Incorporated.......     318,900          9,687
                                             ----------
    TOTAL UTILITIES -
      TELEPHONE.............                     22,184
                                             ----------
MISCELLANEOUS - INTEREST SENSITIVE - 3.93%
American Express Company....     347,000         16,309
Dean Witter Discover &
  Company...................      56,200          3,309

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                Shares         Value
                              ----------     ----------
                              (dollars in thousands)
Federal Home Loan Mortgage
  Corporation...............      78,600     $    7,939
Federal National Mortgage
  Association...............     317,900         12,438
Fund American Enterprises,
  Incorporated..............      41,375          3,708
                                             ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE....                     43,703
                                             ----------
    TOTAL INTEREST
      SENSITIVE.............                    371,452
                                             ----------
    CONSUMER
      CYCLICALS - 5.64%
AUTOMOBILE AND TRUCK - 5.05%
Dana Corporation............     414,800         12,288
Eaton Corporation...........      76,800          4,589
Ford Motor Company..........     739,100         23,097
General Motors
  Corporation...............     300,800         16,206
                                             ----------
    TOTAL AUTOMOBILE AND
      TRUCK.................                     56,180
                                             ----------
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.23%
Whirlpool Corporation.......      55,000          2,599
                                             ----------
    TOTAL ELECTRICAL
      HOUSEHOLD EQUIPMENT...                      2,599
                                             ----------
TIRE AND RUBBER - 0.36%
Goodyear Tire & Rubber
  Company...................      87,000          3,991
                                             ----------
    TOTAL TIRE AND RUBBER...                      3,991
                                             ----------
    TOTAL CONSUMER
      CYCLICALS.............                     62,770
                                             ----------
INTERMEDIATE GOODS & SERVICES - 23.90%
CHEMICALS - 2.82%
ARCO Chemical Company.......      60,000          2,865
Dow Chemical................      40,000          3,110
E.I. DuPont de Nemours &
  Company...................      47,000          4,359
Eastman Chemical Company....     101,775          5,369
FMC Corporation (non-income
  producing)................     178,200         13,120
Olin Corporation............      60,000          2,550
                                             ----------
    TOTAL CHEMICALS.........                     31,373
                                             ----------
FOREST PRODUCTS - 2.10%
Boise Cascade Corporation...     110,000          3,410
Georgia-Pacific
  Corporation...............      50,000          3,750
International Paper
  Company...................      80,000          3,420
Louisiana Pacific
  Corporation...............     111,400          2,325

                                Shares         Value
                              ----------     ----------
                               (dollars in thousands)
Mead Corporation............      24,000     $    1,362
Millenium Chemicals,
  Incorporated..............      82,672          1,674
Union Camp Corporation......      77,300          3,768
Weyerhaeuser Company........      80,000          3,670
                                             ----------
    TOTAL FOREST PRODUCTS...                     23,379
                                             ----------
METALS - ALUMINUM - 0.49%
Alumax, Incorporated........      74,800          2,403
Aluminum Company of
  America...................      52,000          3,049
                                             ----------
    TOTAL METALS -
      ALUMINUM..............                      5,452
                                             ----------
NATURAL GAS TRANSMISSION - 0.43%
Coastal Corporation.........     111,200          4,782
                                             ----------
    TOTAL NATURAL GAS
      TRANSMISSION..........                      4,782
                                             ----------
OIL - 12.58%
Amoco Corporation...........     207,700         15,733
Ashland, Incorporated.......      90,000          3,825
Atlantic Richfield
  Corporation...............     145,400         19,266
Chevron Corporation.........      55,000          3,616
Exxon Corporation...........     117,100         10,378
Louisiana Land and
  Exploration Company.......     113,325          6,445
Mobil Corporation...........      21,500          2,510
Phillips Petroleum
  Company...................     399,300         16,371
Tenneco, Incorporated.......     375,700         18,597
Texaco, Incorporated........     210,000         21,341
Ultramar Corporation........     120,000          3,435
Union Pacific Resources
  Group, Incorporated.......     267,700          7,362
Union Texas Petroleum
  Holdings, Incorporated....     360,800          7,712
USX-Marathon Group..........     150,000          3,281
                                             ----------
    TOTAL OIL...............                    139,872
                                             ----------
OIL SERVICE - 0.59%
Baker Hughes,
  Incorporated..............     185,200          6,598
                                             ----------
    TOTAL OIL SERVICE.......                      6,598
                                             ----------
TRANSPORTATION - 2.53%
Conrail, Incorporated.......      35,000          3,329
CSX Corporation.............     209,100          9,017
Norfolk Southern
  Corporation...............     145,600         12,977
Ryder Systems,
  Incorporated..............      93,000          2,767
                                             ----------
    TOTAL TRANSPORTATION....                     28,090
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                Shares         Value
                              ----------     ----------
                              (dollars in thousands)
MISCELLANEOUS - INTERMEDIATE GOODS &
  SERVICES - 2.36%
Browning-Ferris
  Industries................     129,300     $    3,394
Dresser Industries,
  Incorporated..............     229,800          7,555
Federal-Mogul Corporation...      96,100          2,150
GATX Corporation............      70,000          3,343
Mapco, Incorporated.........     224,600          6,991
LTV Corporation.............      67,400            691
USX-US Steel Group..........      76,200          2,076
                                             ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES..............                     26,200
                                             ----------
    TOTAL INTERMEDIATE GOODS
      & SERVICES............                    265,746
                                             ----------
CAPITAL GOODS - 14.27%
AEROSPACE - 8.46%
Allegheny Teledyne,
  Incorporated..............     266,323          5,693
Coltec Industries,
  Incorporated (non-income
  producing)................     465,700          8,033
Harsco Corporation..........      55,000          3,513
Lockheed Martin
  Corporation...............     231,994         20,792
Northrop Corporation........      45,000          3,634
Raytheon Company............     484,200         23,847
Rockwell International
  Corporation...............      60,000          3,300
Textron, Incorporated.......     170,900         15,167
Thiokol Corporation.........     149,200          6,248
United Technologies
  Corporation...............      30,000          3,863
                                             ----------
    TOTAL AEROSPACE.........                     94,090
                                             ----------
ELECTRICAL EQUIPMENT - 1.86%
General Electric
  Corporation...............       7,700            745
Honeywell, Incorporated.....      91,200          5,666
ITT Industries,
  Incorporated..............     208,800          4,855
Sunbeam-Oster Company.......     201,100          4,952
Westinghouse Electric
  Corporation...............     260,700          4,464
                                             ----------
    TOTAL ELECTRICAL
      EQUIPMENT.............                     20,682
                                             ----------

                                Shares         Value
                              ----------     ----------
                              (dollars in thousands)
ELECTRONICS - INDUSTRIAL - 0.40%
Advanced Micro Devices......     135,000     $    2,396
Lam Research Corporation....      30,000            731
Teradyne, Incorporated......      85,200          1,353
                                             ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL............                      4,480
                                             ----------
MACHINERY - 0.93%
Caterpillar Tractor
  Company...................      17,900          1,228
Deere and Company...........      90,000          3,758
Tecumseh Products Company...      94,400          5,310
                                             ----------
    TOTAL MACHINERY.........                     10,296
                                             ----------
OFFICE EQUIPMENT - 2.62%
Apple Computer,
  Incorporated..............      47,700          1,097
International Business
  Machines Corporation......      54,400          7,018
Storage Tech Group..........      92,400          3,939
Xerox Corporation...........     369,200         17,122
                                             ----------
    TOTAL OFFICE
      EQUIPMENT.............                     29,176
                                             ----------
    TOTAL CAPITAL
      GOODS.................                    158,724
                                             ----------
    TOTAL COMMON STOCK......                  1,079,730
                                             ----------

                                     Par
                                  Amount
                              ----------
SHORT-TERM INVESTMENTS (NOTE A) - 3.07%
Bank Brussells Lambert
  Eurodollar TD, 6.00%,
  Due 11/1/1996.............  $   14,112         14,112
Bank of Tokyo-Mitsubishi,
  Limited, YCD, 5.60%,
  Due 11/14/1996............      20,000         20,000
                                             ----------
    TOTAL SHORT-TERM
      INVESTMENTS...........                     34,112
                                             ----------
TOTAL INVESTMENTS - 100.15%
  (COST $880,481)...........                  1,113,842
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (0.15%)..........                     (1,685)
                                             ----------
TOTAL NET ASSETS - 100%.....                 $1,112,157
                                             ==========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

Based on the cost of investments of $882,056 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $250,652, the aggregate gross unrealized depreciation was $18,866, and the net unrealized appreciation of investments was $231,786.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:
ADR - American Depositary Receipt
AG - Company
PLC - Public Limited Corporation
SA - Company
TD - Time Deposit
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   ---------    --------
                                   (dollars in thousands)
AUSTRALIA COMMON STOCK - 5.25%
Australia & New Zealand Banking
  Group...........................   799,577    $  4,673
Brambles Industries, Limited......   192,200       3,186
Burns Philip & Company, Limited...   400,000         634
CSR, Limited......................   460,000       1,547
Coles Myer Limited Australian.....   361,000       1,320
GIO Australia Holdings, Limited...   470,271       1,212
Goodman Fielder Limited........... 1,150,000       1,350
News Corporation, Limited.........   210,000       1,196
News Corporation Preferred
  Rights..........................   155,000         682
Pacific Dunlop, Limited...........   401,000         890
Pioneer International, Limited....   860,000       2,292
QBE Insurance Group, Limited......   429,197       2,274
                                                --------
    TOTAL AUSTRALIA COMMON
      STOCKS......................                21,256
                                                --------
AUSTRIA COMMON STOCKS -- 1.22%
Boehler-Uddeholm..................    27,500       2,057
Evn Energie-Versorgung
  Niederroesterreich AG...........     3,960         537
Mayr-Melnhof Karton AG............    16,000         786
VA Technologie AG.................    11,000       1,539
                                                --------
    TOTAL AUSTRIA COMMON STOCKS...                 4,919
                                                --------
BELGIUM COMMON STOCKS -- 0.88%
Arbed, SA (non-income
  producing)......................     2,200         258
GIB Holdings, Limited, NPV........    14,800         624
Groupe Bruxelles Lambert, SA......    11,759       1,461
Solvay Et Cie, NPV................     2,000       1,197
                                                --------
    TOTAL BELGIUM COMMON STOCKS...                 3,540
                                                --------
CANADA COMMON STOCKS -- 2.61%
Anderson Exploration Limited......   115,000       1,338
Bank of Nova Scotia...............    62,439       1,967
Canadian Imperial Bank of
  Commerce........................    60,000       2,494
IMASCO, Limited...................   119,000       2,764
Noranda, Incorporated.............    62,500       1,375
Wascana Energy, Incorporated (non-
  income producing)...............    60,000         631
                                                --------
    TOTAL CANADA COMMON STOCKS....                10,569
                                                --------
DENMARK COMMON STOCKS -- 1.07%
Den Danske Bank...................    16,000       1,148
Novo Nordisk AS "B"...............     8,000       1,332
Unidanmark AS, "A"................    40,000       1,845
                                                --------
    TOTAL DENMARK COMMON STOCKS...                 4,325
                                                --------
FINLAND COMMON STOCKS -- 2.78%
Enso-Gutzeit OY...................   170,000       1,332
Huhtamaki Group I Free............    28,100       1,222
Merita Bank, Limited..............   785,000       2,321
Metsa-Serla OY....................   100,000         695
Nokia OY "A"......................    55,700       2,574
UPM-Kymmene OY....................   152,500       3,096
                                                --------
    TOTAL FINLAND COMMON STOCKS...                11,240
                                                --------

                                     Shares        Value
                                   ----------    --------
                                   (dollars in thousands)
FRANCE COMMON STOCKS -- 8.20%
Adecco SA.........................     3,855    $  1,093
Alcatel Alsthom CG................    20,000       1,707
Assurances Generales de France....    11,850         350
Axa SA............................    18,542       1,159
Banque Nationale de Paris.........    66,213       2,480
Bongrain SA.......................     1,870         758
Credit Lyonnais-CDI (non-income
  producing)......................     9,100         249
Elf Aquitaine SA..................    67,300       5,386
Groupe Danone.....................     8,950       1,226
La Farge-Coppee SA................    63,323       3,803
La France SA......................     9,000       2,229
Pechiney SA.......................    18,800         808
Peugot SA.........................    11,000       1,148
Rhone-Poulenc "A".................    50,000       1,483
Sa Des Galeries Lafayette.........       162          58
Saint Gobain......................    11,234       1,517
Thomson CSF.......................    10,900         340
Total Petroleum Company "B".......    43,954       3,441
Usinor Sacilor....................   170,000       2,524
Valeo SA..........................    23,600       1,417
                                                --------
    TOTAL FRANCE COMMON STOCKS....                33,176
                                                --------
GERMANY -- 5.73%
PREFERRED STOCK -- 1.18%
Herlitz AG........................     8,947         984
RWE AG............................    42,000       1,420
Spar Handels AG...................    25,600         316
Volkswagen AG.....................     6,800       2,065
                                                --------
    TOTAL GERMANY PREFERRED
      STOCKS......................                 4,785
                                                --------
COMMON STOCKS -- 4.55%
BASF AG...........................    49,000       1,567
BAYER AG..........................   150,625       5,694
Commerzbank AG....................    40,000         897
Deutsche Bank AG..................    30,000       1,395
Hoechst AG........................    16,000         603
Karstadt AG.......................     6,500       2,371
Mannesmann AG.....................     1,840         717
Muenchener Rueckversicherungs AG..       300         585
Muenchener Rueckversicherungs
  AG -- Reg.......................       137         332
Muenchener Rueckversicherungs
  AG -- Warrants..................        37           8
Varta AG (non-income producing)...     1,520         277
Veba AG...........................    54,200       2,895
Volkswagen AG.....................     2,650       1,050
                                                --------
    TOTAL GERMANY COMMON STOCKS...                18,391
                                                --------
    TOTAL GERMANY.................                23,176
                                                --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                 ------------   --------
                                 (dollars in thousands)
HONG KONG COMMON STOCK -- 5.60%
Cheung Kong Holdings, Limited.....   235,000    $  1,884
Dickson Concepts (International)
  Limited.........................   360,000       1,201
Hang Lung Development Company,
  Limited.........................   710,000       1,405
Hong Kong Electric Holdings.......   292,900         938
Hong Kong Land (SGD)..............   515,000       1,148
Hong Kong Telecommunications,
  Limited......................... 1,432,400       2,529
HSBC Holdings, Limited............   114,500       2,332
Hutchinson Whampoa, Limited.......   200,000       1,397
Jardine Matheson Holdings,
  Limited.........................   575,800       3,253
National Mutual Of Asia,
  Limited......................... 1,700,000       1,429
New World Development Company,
  Limited.........................   507,000       2,951
Peregrine Investments Holdings,
  Limited.........................   550,000         886
Peregrine Investments Holdings,
  Limited Warrants................    55,000          10
South China Morning Post
  (Holdings), Limited............. 1,100,000         939
Sun Hung Kai Properties,
  Limited.........................       100           1
Swire Pacific Limited "A".........    40,000         353
                                                --------
    TOTAL HONG KONG COMMON
      STOCKS......................                22,656
                                                --------
IRELAND COMMON STOCKS -- 0.57%
Jefferson Smurfit.................   851,542       2,301
                                                --------
    TOTAL IRELAND COMMON STOCKS...                 2,301
                                                --------
ITALY -- 2.55%
PREFERRED STOCK -- 0.19%
Concessioni E Costruzioni
  Autostrade......................   525,000         777
                                                --------
    TOTAL ITALY PREFERRED STOCK...                   777
                                                --------
COMMON STOCKS -- 2.36%
Danieli Group Risp................   473,960       1,507
Fiat SPA..........................   600,000       1,605
Olivetti Ing C, & Co..............   940,000         273
Sasib SPA.........................   500,000         866
STET Risp Non Convertible.........   550,000       1,901
Telecom Italia, SPA...............   250,000         557
Telecom Italia, SPA Non
  Convertible Risp................   100,000         191
Sta Finanziaria Telefonica
  Torino.......................... 1,000,000       2,664
                                                --------
    TOTAL ITALY COMMON STOCKS.....                 9,564
                                                --------
    TOTAL ITALY...................                10,341
                                                --------
JAPAN COMMON STOCKS -- 11.74%
Aisin Seiki Company, Limited......    87,000       1,262
Bridgestone Corporation...........    54,000         912
Canon, Incorporated...............    70,000       1,342
Chudenko Corporation..............    19,000         583

                                    Shares       Value
                                   ---------    --------
                                   (dollars in thousands)
Daibiru Corporation...............   100,000    $  1,134
Daicel Chemical...................   120,000         608
Daikin Industries.................    70,000         665
Dainippon Ink & Chemical..........    57,000         244
Daiwa House Industry Company,
  Limited.........................   103,000       1,431
East Japan Railway Company........       270       1,242
Fuji Photo Film...................   150,000       4,312
Hitachi Koki Company, Limited.....    70,000         588
Hitachi, Limited..................   305,000       2,708
KAO Corporation...................   146,000       1,720
Kirin Brewery Company, Limited....    37,000         381
Matsushita Electric Industrial
  Company.........................    75,000       1,200
MOS Food Services.................    79,000       1,653
Nichicon Corporation..............   114,000       1,423
Nichido Fire & Marine Insurance...   240,000       1,498
Nintendo Company, Limited.........    37,300       2,387
Nippon Fire And Marine
  Insurance.......................   287,000       1,514
Nippon Telegraph & Telephone
  Corporation.....................       143       1,000
Promise Company, Limited..........    39,000       1,821
Ryosan Company....................    12,000         273
Sekisui Chemical Company,
  Limited.........................   227,000       2,535
Sony Corporation..................    51,800       3,111
Sumitomo Marine & Fire
  Insurance.......................   255,000       1,829
Sumitomo Rubber Industries........   220,000       1,559
Suzuki Motor Company, Limited.....   167,000       1,703
TDK Corporation...................    21,000       1,233
Toyo Seikan Kaisha................    58,000       1,836
Yodogawa Steel Works..............   274,000       1,783
                                                --------
    TOTAL JAPAN COMMON STOCKS.....                47,490
                                                --------
MEXICO COMMON STOCKS -- 0.13%
Alfa, SA..........................   125,000         513
                                                --------
    TOTAL MEXICO COMMON STOCKS....                   513
                                                --------
MALAYSIA COMMON STOCKS -- 1.19%
Arab Malaysian Finance............   390,000       2,099
Golden Hope Plantations BHD.......    17,000          29
Kedah Cement Holdings BHD.........   636,000       1,178
Malaysian International Shipping
  Corporation BHD.................   505,666       1,511
                                                --------
    TOTAL MALAYSIA COMMON
      STOCKS......................                 4,817
                                                --------
NETHERLANDS COMMON STOCKS -- 7.91%
ABN AMRO Holdings NV..............    79,145       4,476
Aegon NV..........................    40,000       2,036
Akzo Nobel NV.....................    44,775       5,645
Fortis Amev NV....................    76,054       2,274
Hollandsche Beton Groep NV........    17,104       3,176
Internationale Nederlanden
  Groep NV........................   214,570       6,693
Koninklijke Bijenkorf Beheer NV...    14,000         978

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                  ----------    --------
                                  (dollars in thousands)
Phillips Electronics..............    96,500    $  3,403

Royal PTT Nederland NV............    49,480       1,791
Unilever NV.......................    10,000       1,521
                                                --------
    TOTAL NETHERLANDS COMMON
      STOCKS......................                31,993
                                                --------

                                         Par
                                      Amount
                                      ------
NEW ZEALAND -- 1.21%
FOREIGN BONDS -- 0.01%
Brierley Investments Limited
  Subordinated Convertible 9%, Due
  6/30/1998....................... $      63          53
                                                --------
    TOTAL NEW ZEALAND BONDS.......                    53
                                                 --------
                                     Shares
                                     ------
COMMON STOCK -- 1.20%
Brierley Investments, Limited..... 1,400,000       1,277
Fisher & Paykel, Limited..........   210,000         768
Fletcher Challenge Paper..........   382,500         693
Fletcher Challenge Building.......   775,250       2,100
                                                --------
    TOTAL NEW ZEALAND COMMON
      STOCKS......................                 4,838
                                                --------
    TOTAL NEW ZEALAND.............                 4,891
                                                --------
NORWAY COMMON STOCKS -- 3.07%
Den Norsk Bank Series A...........   565,000       1,879
Hafslund AS, Series B.............    99,500         734
Kvaerner Industries AS............    49,789       1,882
Norsk Hydro AS....................    40,000       1,845
Nycomed AS, Series B..............   270,500       3,649
Saga Petroleum, Series B Free.....   100,000       1,569
Unitor AS.........................    80,000         878
                                                --------
    TOTAL NORWAY COMMON STOCKS....                12,436
                                                --------
SINGAPORE COMMON STOCKS -- 0.48%
Inchcape Berhad...................   175,000         569
Neptune Orient Lines..............   300,000         251
Sembawang Corporation.............   258,000       1,108
                                                --------
    TOTAL SINGAPORE COMMON
      STOCKS......................                 1,928
                                                --------
SPAIN COMMON STOCKS -- 4.15%
Banco Espana Credito SA...........     7,000          44
Banco Popular Espanol.............     7,000       1,339
Banco Santander SA................    50,000       2,569
Iberdrola SA......................   350,357       3,724
Repsol SA (BR)....................    77,000       2,516
Telefonica de Espana..............   297,000       5,964
Uralita (non-income producing)....    79,250         622
                                                --------
    TOTAL SPAIN COMMON STOCKS.....                16,778
                                                --------
SWEDEN COMMON STOCKS -- 4.10%
Assidoman AB......................    48,000       1,188
Astra AB, "B" Free................    48,000       2,194
Electrolux AB "B".................    43,000       2,397
Esselte AB, Class "A".............     2,000          44
Esselte AB, Class "B".............    17,000         381

                                    Shares       Value
                                 -----------    --------
                                  (dollars in thousands)
Fastighets AB Tornet..............     9,170    $    117
Marieberg Tidnings................    77,267       1,883
Nordbanken AS.....................    28,500         751
Skandia Forsakrings AB............    23,100         649
SKF AB, "B" Free..................    55,000       1,219
Sparbanken Sverige AB "A".........    91,700       1,453
Stora Kopparsbergs
  Bergslags, "A"..................    42,100         552
Stora Kopparsbergs
  Bergslags, "B"..................    25,800         332
Svedala Industries, "A" Free......    80,000       1,255
Svenska Cellulosa, "B" Free.......    59,000       1,240
Svenska Handelsbanken, "A"........     3,200          79
Volvo AB..........................    40,000         832
                                                --------
    TOTAL SWEDEN COMMON STOCKS....                16,566
                                                --------
SWITZERLAND COMMON STOCKS -- 6.69%
BBC AG Series "A".................     1,100       1,365
Ciba-Geigy AG.....................     5,000       6,185
Distefora Holding AG..............    16,400         216
Forbo Holding AG-R................     2,000         798
Gerbrueder Sulzer AG..............     1,800       1,028
Holderbank Financial Glarus-B.....     1,350         938
Nestle SA.........................     3,800       4,145
Schindler Holding AG..............       840         860
Schindler Holding AG Warrants.....       300           1
SGS Holding SA (Reg)..............     4,200       1,792
SIG AG............................     1,540       3,707
SGS Holding SA (BR)...............       240         547
Sulzer AG.........................     4,365       2,323
Swiss Reinsurance Company.........     2,925       3,151
                                                --------
    TOTAL SWITZERLAND COMMON
      STOCKS......................                27,056
                                                --------
UNITED KINGDOM COMMON STOCKS -- 11.80%
Albert Fisher Group, PLC..........   262,500         171
Associated British Foods
  Group, PLC......................    62,000         426
Barclays, PLC.....................    27,900         438
Barratt Developments, PLC.........   350,000       1,456
BAT Industries, PLC...............   490,000       3,415
British Gas.......................   550,000       1,715
British Telecommunications........   409,000       2,368
BTR, PLC..........................   450,000       1,887
Burton Group, PLC.................   335,000         814
Coats Viyella, PLC................   700,000       1,744
Commercial Union, PLC.............   172,500       1,822
English China Claylord Group......   134,022         410
Grand Metropolitan, PLC...........   303,742       2,293
Hanson, PLC.......................   620,000         815
Hillsdown Holdings, PLC...........   830,000       2,372
Hyder, PLC........................   164,000       1,891
Imperial Tobacco Group............    62,000         362
Kwik Save Group, PLC..............   136,200         706
London Pacific Group, PLC.........   130,000         494
National Power, PLC...............    50,000         331
National Westminster Bank, PLC....   119,100       1,361

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   ---------    --------
                                   (dollars in thousands)
Northern Foods, PLC...............   300,000    $    972
Peninsular & Orient Steam
  Company.........................    41,800         411
PowerGen, PLC.....................   249,990       2,076
Reckitt & Coleman, PLC............   171,679       1,988
Redland, PLC......................   220,000       1,508
Rolls Royce, PLC..................   107,600         445
Royal & Sun Alliance Insurance
  Group...........................   205,000       1,407
Safeway, PLC......................   309,677       1,838
Salvesen, (Christian), PLC........   290,000       1,504
Shell Transportation &
  Trading, PLC....................    45,000         738
Southern Electric, PLC............    55,900         586
Tate & Lyle, PLC..................   105,000         816
Tesco, PLC........................   340,173       1,842
Thames Water Group, PLC...........   129,800       1,172
Unilever, PLC.....................   120,000       2,523
WPP Group, PLC....................   169,500         629
                                                --------
    TOTAL UNITED KINGDOM COMMON
      STOCKS......................                47,746
                                                --------
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS -- 1.15%
Dairy Farm International..........   908,000         549
G P Batteries International
  Limited.........................   137,000         397
G P Batteries Warrants Expiration
  11/15/2000......................    34,250          26
Jardine Strategic.................   920,000       2,999
Millenium Chemicals
  Incorporated....................     8,857         179
Telmex ADR........................    17,000         519
                                                --------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS.....................                 4,669
                                                --------

                                         Par
                                      Amount
                                    ----------
UNITED STATES -- 6.14%
FOREIGN BONDS -- 0.12%
New World China Convertible Bond,
  4.00%, Due 12/31/1999........... $     481         481
                                                --------
    TOTAL UNITED STATES FOREIGN
      BONDS.......................                   481
                                                --------

                                      Par
                                    Amount       Value
                                   ---------    --------
                                   (dollars in thousands)
UNITED STATES GOVERNMENT OBLIGATIONS (NOTE B) -- 6.02%
U. S. Treasury Bill, 5.01%,
  Due 11/7/1996................... $   5,011    $  5,006
U. S. Treasury Bill, 5.02%,
  Due 11/14/1996..................     6,411       6,398
U. S. Treasury Bill, 5.05%,
  Due 11/21/1996..................       581         579
U. S. Treasury Bill, 5.16%,
  Due 11/29/1996..................     4,587       4,569
U. S. Treasury Bill, 4.92%,
  Due 12/5/1996...................       962         957
U. S. Treasury Bill, 5.12%,
  Due 12/12/1996..................       401         399
U. S. Treasury Bill, 4.83%,
  Due 12/26/1996..................       302         300
U. S. Treasury Bill, 4.92%,
  Due 1/2/1997....................        10          10
U. S. Treasury Bill, 4.94%,
  Due 1/9/1997....................     6,174       6,114
                                                --------
    TOTAL UNITED STATES U. S.
      GOVERNMENT
      BONDS.......................                24,332
                                                --------
    TOTAL UNITED STATES...........                24,813
                                                --------
TOTAL INVESTMENTS -- 96.22%
  (COST $335,924).................               389,195
                                                --------
OTHER ASSETS, NET OF
  LIABILITIES -- 3.78%............                15,301
                                                --------
TOTAL NET ASSETS -- 100%..........              $404,496
                                                ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

(A) Based on the cost of investments of $336,065 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $66,481, the aggregate gross unrealized depreciation was $13,351, and the net unrealized appreciation of investments was $53,130.

(B) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.

    ABBREVIATIONS:

    ADR -- American Depository Receipt
    AB -- Company (Sweden)
    AG -- Company (Switzerland, Germany)
    AS -- Company (Denmark, Norway)
    BHD -- Berhard (Malaysia)
    BR -- Bearer (Spain, Switzerland)
    CG -- Company General (France)
    HG -- Holding (Switzerland)
    NPV -- No Par Value (Belgium)
    NV -- Company (Netherlands)
    ORD -- Ordinary (Netherlands, France, Australia)
    OY -- Company (Sweden)
    PLC -- Public Limited Corporation (UK, Hong Kong)
    SA -- Company (Switzerland, Spain, Mexico, France, Belgium)
    SGD -- Singapore Dollars (Hong Kong)
    SPA -- Company (Italy)
    VZA -- Vorzugsaktie -- Preferred (Germany)

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
INDUSTRY DIVERSIFICATION
October 31, 1996
--------------------------------------------------------------------------------

                                                                                    Percent of
                                                                                    Net Assets
                                                                                    ----------
Consumer Goods & Services.........................................................     19.59%
Energy............................................................................      4.42%
Capital Goods.....................................................................      9.60%
Basic Industry....................................................................     31.49%
Financing, Insurance & Real Estate................................................     20.13%
Utilities.........................................................................      4.23%
Transportation....................................................................      0.85%
Short Term Investments............................................................      6.02%
Other Assets/Liabilities..........................................................      3.67%
                                                                                      ------
          NET ASSETS..............................................................    100.00%
                                                                                      ======

AMR INVESTMENT SERVICES TRUST LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
CERTIFICATES OF DEPOSIT -- 5.24%
Advanta National Bank CD, 6.43%,
  Dated 4/30/1996, Due
  4/30/1998.....................  $  9,000     $  9,078
                                               --------
    TOTAL CERTIFICATES OF
      DEPOSIT...................                  9,078
                                               --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 54.20%
Federal Home Loan Mortgage
  Corporation, 1647 PE, 6.00%,
  Due 8/15/2006.................     7,535        7,470
Federal Home Loan Mortgage
  Corporation, M H-1 A REMIC,
  10.15%, Due 4/15/2006.........       173          174
Government National Mortgage
  Association, Pool #780285,
  9.50%, Due 12/15/2017.........    24,250       26,367
Government National Mortgage
  Association, Pool #780426,
  9.50%, Due 11/15/2017.........    26,257       28,549
Government National Mortgage
  Association, Pool #780173,
  9.50%, Due 12/15/2019.........    12,324       13,386
Government National Mortgage
  Association, Pool #780010,
  9.50%, Due 3/15/2023..........    12,001       13,040
U.S. Treasury Notes, 5.75%, Due
  8/15/2003.....................     5,000        4,869
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY
      OBLIGATIONS...............                 93,855
                                               --------
CORPORATE OBLIGATIONS -- 20.60%
INDUSTRIAL -- 9.39%
Cox Communications, Incorporated
  6.94%, Due 10/1/2001..........     8,000        8,096
Philip Morris, Incorporated
  7.25%,
  Due 9/15/2001.................     8,000        8,168
                                               --------
    TOTAL INDUSTRIAL............                 16,264
                                               --------
BANK FUNDING -- 11.21%
Ford Motor Credit Corporation,
  5.75%, Due 1/25/2001..........     8,000        7,775
Smith Barney Holdings, 5.875%,
  Due 2/01/2001.................     5,000        4,874
Southtrust Bank Of Alabama,
  5.58%, Due 2/6/2006, Puttable
  2001, Dated 2/6/1996..........     7,000        6,768
                                               --------
    TOTAL BANK FUNDING..........                 19,417
                                               --------
    TOTAL CORPORATE
      OBLIGATIONS...............                 35,681
                                               --------

                                    Par
                                   Amount       Value
                                  --------     --------
                                  (dollars in thousands)
ASSET-BACKED SECURITIES -- 5.94%
Case Equipment Loan Trust,
  Series 1993-B, 5.10%, Due
  5/15/1999.....................  $  2,241     $  2,221
Corestates 1996-1, 6.75%, Due
  2/15/2005.....................     8,000        8,065
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES................                 10,286
                                               --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS -- 13.37%
Collateralized Mortgage
  Obligation Trust, 56 A, 9.00%,
  Due 5/1/2014..................       194          200
Residential Funding Securities
  Corporation, 1995-1 KS1,
  6.7125%, Due 6/25/2025........     3,872        3,892
Resolution Trust Corporation,
  1992-MH3 B1, 7.25%, Due
  12/15/2011....................     7,301        7,347
Resolution Trust Corporation,
  1992-7 A3, 6.97312%, Due
  3/25/2022.....................     2,784        2,755
Resolution Trust Corporation,
  1992-6 A 3, 6.97312%, Due
  3/25/2022.....................     2,767        2,806
Resolution Trust Corporation,
  1992-1 A1, 6.3860%, Due
  5/25/2028.....................     2,983        3,017
Resolution Trust Corporation,
  1992-4 A2, 6.2696%, Due
  7/25/2028.....................     3,086        3,132
                                               --------
    TOTAL NON-AGENCY MORTGAGE
      BACKED OBLIGATIONS........                 23,149
SHORT-TERM INVESTMENTS
  (NOTE A) -- 1.40%
Bank Brussels Lambert, Euro TD,
  5.5625%, Due 11/1/1996........     2,430        2,430
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS...............                  2,430
                                               --------
TOTAL INVESTMENTS -- 100.75%
  (COST $173,958)...............                174,479
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS -- (0.75%).............                 (1,302)
                                               --------
TOTAL NET ASSETS -- 100%........               $173,177
                                               ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

Based on the cost of investments of $173,958 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $927, the unrealized depreciation was $406, and the net unrealized appreciation of investments was $521.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:
CD -- Certificate of Deposit
REMIC -- Real Estate Mortgage Investment Conduit
TD -- Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                           Growth and     International     Limited-Term
                                                              Balanced       Income          Equity            Income
                                                              Portfolio    Portfolio        Portfolio        Portfolio
                                                              --------     ----------     -------------     ------------
                                                                                    (in thousands)
ASSETS:
    Investments in securities at value (cost -- $764,769;
      $880,481; $335,924; $173,958, respectively)...........  $900,785     $1,113,842        $389,195         $174,479
    Cash, including foreign currency........................         -             -           14,651                -
    Unrealized appreciation on foreign currency contracts...         -             -              484                -
    Dividends and interest receivable.......................     6,586         2,193              993            1,278
    Reclaims receivable.....................................         -             -              566                -
    Receivable for investments sold.........................       120           241              235                -
    Deferred organization costs.............................        34            34               34               34
    Other assets............................................         1             -                -                -
                                                              --------     ----------        --------         --------
        TOTAL ASSETS........................................   907,526     1,116,310          406,158          175,791
                                                              --------     ----------        --------         --------
LIABILITIES:
    Payable for investments purchased.......................    10,606         3,040              678            2,508
    Payable for portfolio redemptions.......................       538           126               43                -
    Management and investment advisory fees payable
      (Note 2)..............................................       803           904              496               37
    Accrued organization costs..............................        43            43               35               43
    Other liabilities.......................................        54            40              410               26
                                                              --------     ----------        --------         --------
        TOTAL LIABILITIES...................................    12,044         4,153            1,662            2,614
                                                              --------     ----------        --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $895,482     $1,112,157        $404,496         $173,177
                                                              ========     ==========        ========         ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                   Growth and   International   Limited-Term
                                                                        Balanced     Income        Equity          Income
                                                                        Portfolio  Portfolio      Portfolio      Portfolio
                                                                        --------   ----------   -------------   ------------
                                                                                           (in thousands)
INVESTMENT INCOME:
    Interest income.................................................... $ 24,184    $  2,577       $ 1,389         $12,656
    Dividend income (net of foreign taxes of $762 in International
      Equity Portfolio)................................................   15,597      28,031         8,527               -
    Income derived from securities lending, net........................       89          60            54               7
                                                                        --------    --------       -------         -------
        TOTAL INVESTMENT INCOME........................................   39,870      30,668         9,970          12,663
                                                                        --------    --------       -------         -------
EXPENSES:
    Management and investment advisory fees (Note 2)...................    2,845       3,154         1,458             454
    Custodian fees.....................................................      121          93           317              46
    Professional fees..................................................       59          57            20              19
    Other expenses.....................................................       80          80            40              42
                                                                        --------    --------       -------         -------
        TOTAL EXPENSES.................................................    3,105       3,384         1,835             561
                                                                        --------    --------       -------         -------
NET INVESTMENT INCOME..................................................   36,765      27,284         8,135          12,102
                                                                        --------    --------       -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments............................   67,731      77,846         9,600          (3,216)
    Net realized gain on foreign currency transactions.................        -           -         1,572               -
    Change in net unrealized appreciation of investments...............   27,670      94,294        38,592             458
    Change in net unrealized depreciation of foreign currency contracts
      and translations.................................................        -           -        (7,840)              -
                                                                        --------    --------       -------         -------
        NET GAIN (LOSS) ON INVESTMENTS.................................   95,401     172,140        41,924          (2,758)
                                                                        --------    --------       -------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $132,166    $199,424       $50,059         $ 9,344
                                                                        ========    ========       =======         =======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                      Growth and    International    Limited-Term
                                                                         Balanced       Income         Equity           Income
                                                                        Portfolio     Portfolio       Portfolio       Portfolio
                                                                        ----------    ----------    -------------    ------------
                                                                                             (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income.............................................   $   36,765    $  27,284        $  8,135        $  12,102
   Net realized gain (loss) on investments and foreign currency
     transactions....................................................       67,731       77,846          11,172           (3,216)
   Change in net unrealized appreciation of investments and foreign
     currency translations...........................................       27,670       94,294          30,752              458
                                                                        ----------    ----------       --------        ---------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............      132,166      199,424          50,059            9,344
                                                                        ----------    ----------       --------        ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions.....................................................    1,029,398    1,053,593         397,164          292,820
   Withdrawals.......................................................     (266,082)    (140,860)        (42,727)        (128,987)
                                                                        ----------    ----------       --------        ---------
     NET INCREASE IN NET ASSETS RESULTING FROM TRANSACTIONS IN
       INVESTORS'
       BENEFICIAL INTERESTS..........................................      763,316      912,733         354,437          163,833
                                                                        ----------    ----------       --------        ---------
     NET INCREASE IN NET ASSETS......................................      895,482    1,112,157         404,496          173,177
                                                                        ----------    ----------       --------        ---------
NET ASSETS:
   Beginning of year.................................................            -            -               -                -
                                                                        ----------    ----------       --------        ---------
   END OF YEAR.......................................................   $  895,482    $1,112,157       $404,496        $ 173,177
                                                                        ==========    ==========       ========        =========
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
------------------------------------------------------------------------------------------------------------------
RATIOS:
   Net investment income to average net assets.......................        4.26%        2.81%           2.50%            6.67%
   Expenses to average net assets....................................        0.36%        0.35%           0.56%            0.31%
   Portfolio turnover rate...........................................          76%          40%             19%             304%
   Average commission rate paid......................................   $   0.0409    $  0.0412        $ 0.0192                -

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into seven separate series, each having distinct investment objectives and policies, as follows: AMR Investment Services Balanced Portfolio, AMR Investment Services Growth and Income Portfolio, AMR Investment Services International Equity Portfolio, AMR Investment Services Limited-Term Income Portfolio, AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio, and AMR Investment Services U.S. Treasury Money Market Portfolio. These financial statements and notes to the financial statements relate to the Balanced, Growth and Income, International Equity and Limited-Term Income Portfolios (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income, and International Equity Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .10% of the average daily net assets of the Variable NAV Portfolios plus amounts paid by the

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. Management fees are paid as follows (dollars in thousands):

                                                                                        Amount paid to   Net Amount
                                                              Management   Management     Investment      Paid to
                                                               Fee Rate       Fee          Advisors       Manager
                                                              ----------   ----------   --------------   ----------
Balanced Portfolio..........................................  .225%-.70%     $2,845         $2,005          $840
Growth and Income Portfolio.................................  .225%-.70%      3,154          2,182           972
International Equity Portfolio..............................  .50%-.90%       1,458          1,132           326

     The Manager serves as the sole investment adviser to the Limited-Term Income Portfolio. Pursuant to the Management Agreement, the Manager receives from the Limited-Term Income Portfolio an annualized fee equal to .25% of the average daily net assets of the Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Portfolios.

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the year ended October 31, 1996 (excluding short-term investments) are as follows (in thousands):

                                                                            Growth and    International    Limited-Term
                                                                Balanced      Income         Equity           Income
                                                                Portfolio   Portfolio       Portfolio       Portfolio
                                                                --------    ----------    -------------    ------------
    Purchases................................................   $647,086     $536,001       $ 139,871        $523,969
    Proceeds from sales......................................   $632,770     $365,851       $  57,351        $547,409

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1996, the Portfolio had outstanding forward foreign currency contracts as follows:

     At October 31, 1996, the Portfolio had outstanding forward foreign currency contracts as follows:

Contracts to Deliver
----------------------                                                      Settlement               Unrealized
(amounts in thousands)                                                         Date        Value     Gain/(Loss)
                                                                            ----------    -------    -----------
  2,900   AUD............................................................     1/10/97     $ 2,291       $  (8)
 10,000   DEM............................................................     6/19/97       6,681         190
300,000   ESP............................................................     12/2/96       2,349          15
 34,000   FRF............................................................     6/19/97       6,715          83
 21,700   FRF............................................................     6/19/97       4,286         (29)
195,000   JPY............................................................    12/20/96       1,721         289
  2,750   NLG............................................................    11/14/96       1,623         145
  3,900   NLG............................................................    11/14/96       2,302         219
 18,500   SEK............................................................     9/16/97       2,828         (36)
                                                                                          -------       -----
Total contracts to deliver
(Receivable amount $31,665)..............................................                 $30,796       $ 869
                                                                                          =======       =====
Contracts to Receive
------------------
(amounts in thousands)
 10,000   DEM............................................................     6/19/97     $ 6,681       $(229)
195,000   JPY............................................................    12/24/96       1,721        (101)
  6,650   NLG............................................................    11/14/96       3,925         (56)
                                                                                          -------       -----
Total contracts to receive
(Payable amount $12,712).................................................                 $12,327       $(385)
                                                                                          =======       =====

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors for a fee. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. At October 31, 1996 there were no outstanding securities loans for any of the Portfolios.

                                                         ANNUAL
                                                         REPORT

                                                    OCTOBER 31,1996


           AMERICAN
      ADDVANTAGE FUNDS (R)



    -INSTITUTIONAL CLASS-
       P.O. Box 619003
Dallas/Fort Worth Airport, Texas                    [AMERICAN LOGO]
          75261-9003                                    AMERICAN
        (800)967-9009                                  AADVANTAGE
                                                       FUNDS (R)

     -PLANAHEAD CLASS-(R)                          MONEY MARKET FUND
         P.O. Box 4580
 Chicago, Illinois  60680-4580                MUNICIPAL MONEY MARKET FUND
        (800) 388-3344
                                            U.S. TREASURY MONEY MARKET FUND

      -PLATINUM CLASS-(SM)
       P.O. Box 619003
Dallas/Fort Worth Airport, Texas
          75261-9003
        (800)967-9009

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Money Market Funds and to provide you with a copy of the Annual Report for the year ended October 31, 1996.

  Money Market Fund

     For the twelve months ended October 31, 1996, the total return of the Institutional Class of the American AAdvantage Money Market Fund was 5.57%. Lipper Analytical Services ranked the Institutional Class among the top ten best performing Institutional Money Market Funds out of its universe of 158 funds for that period. For the five years ended October 31, 1996, the Institutional Class maintained its Lipper ranking as the best performing Institutional Money Market Fund out of 85 such funds. Similarly, during the twelve months ended October 31, 1996, the PlanAhead Class outperformed its benchmark, the Lipper Money Market Instrument Average, while the Platinum Class met its benchmark.

     After the Federal Reserve lowered interest rates on January 31, 1996 by 25 basis points, the economy grew in the first and second quarter by 2.0% and 4.2%, respectively. During this period of economic expansion, our expectations were that the Fed would adhere to a neutral to restrictive monetary policy. Consequently, the weighted average maturity of the portfolio was maintained at or near a neutral posture.

     The Fund achieved its superior performance during this period of relatively stable monetary policy by investing in variable rate securities that were indexed to the London Interbank Offering Rate, reset on a quarterly basis and had final maturities of 397 days or less. During this period of improving economic momentum, we established a strategy of overweighting improving credits to increase yield. This strategy proved to be successful.

  Municipal Money Market Fund

     The Institutional Class of the Municipal Money Market Fund achieved a total return of 3.59% for the twelve months ended October 31, 1996. Lipper Analytical Services ranked the Institutional Class as the 4th best performing Institutional Tax-Exempt Money Market Fund out of its universe of 75 such funds during this period. Likewise, the PlanAhead Class outperformed this Lipper benchmark, the Lipper Tax-Exempt Money Market Funds Average, while the Platinum Class underperformed this benchmark. Since its inception, the Municipal Money Market Fund has invested exclusively in high credit worthy municipal issuers that are further credit enhanced either by a bank letter of credit or bond insurance.

  U.S. Treasury Money Market Fund

     For the twelve months ended October 31, 1996, the Institutional Class of the U.S. Treasury Money Market Fund had a total return of 5.29% and was ranked among the top 20% in the Lipper universe of 101 Institutional Treasury Funds. During the same one year period, the PlanAhead Class also outperformed its Lipper benchmark, the Lipper U.S. Treasury Money Market Funds Average, while the Platinum Class underperformed this benchmark. The Fund continued to be rated "AAAm" by Standard and Poor's Corporation its highest money market funds' rating category.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,
                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage Municipal Money Market Fund
American AAdvantage U.S. Treasury Money Market Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund, the American AAdvantage U.S. Treasury Money Market Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG
Dallas, Texas
December 20, 1996

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                          Money          Municipal        Treasury
                                                                          Market        Money Market    Money Market
                                                                           Fund             Fund            Fund
                                                                      --------------    ------------    ------------
                                                                        (in thousands, except share and per share
                                                                                         amounts)
ASSETS:
    Investment in Portfolio, at value................................ $    1,642,180    $    52,433     $     80,006
                                                                      --------------    -----------      -----------
        TOTAL ASSETS.................................................      1,642,180         52,433           80,006
                                                                      --------------    -----------      -----------
LIABILITIES:
    Dividends payable................................................          7,679            123              302
    Management and administrative services fees payable (Note 2).....            440             88               98
    Other liabilities................................................            251             14               36
                                                                      --------------    -----------      -----------
        TOTAL LIABILITIES............................................          8,370            225              436
                                                                      --------------    -----------      -----------
NET ASSETS........................................................... $    1,633,810    $    52,208     $     79,570
                                                                      ==============    ===========      ===========
ANALYSIS OF NET ASSETS:
    Paid-in-capital..................................................      1,633,810         52,208           79,570
                                                                      --------------    -----------      -----------
NET ASSETS........................................................... $    1,633,810    $    52,208     $     79,570
                                                                      ==============    ===========      ===========
Shares outstanding (no par value):
    Institutional Class..............................................  1,406,938,475          6,104       25,594,915
                                                                      ==============    ===========      ===========
    PlanAhead Class..................................................    106,889,907      2,339,633        1,822,270
                                                                      ==============    ===========      ===========
    Platinum Class...................................................    119,981,224     49,862,571       52,152,937
                                                                      ==============    ===========      ===========
Net asset value per share:
    Institutional Class.............................................. $         1.00    $      1.00     $       1.00
                                                                      ==============    ===========      ===========
    PlanAhead Class.................................................. $         1.00    $      1.00     $       1.00
                                                                      ==============    ===========      ===========
    Platinum Class................................................... $         1.00    $      1.00     $       1.00
                                                                      ==============    ===========      ===========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                                            U.S.
                                                                              Money      Municipal        Treasury
                                                                             Market     Money Market    Money Market
                                                                              Fund          Fund            Fund
                                                                             -------    ------------    ------------
                                                                                         (in thousands)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Allocated interest income............................................... $83,708       $1,394          $4,460
    Allocated Portfolio expenses (net of reimbursement of $29 for the
      Municipal Money Market Fund)..........................................  (2,587)         (47)           (164)
                                                                              ------       ------          ------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......................  81,121        1,347           4,296
                                                                              ------       ------          ------
FUND EXPENSES:
    Administrative service fees (Note 2):
      Institutional Class...................................................     670            -              16
      PlanAhead Class.......................................................      33            -               1
      Platinum Class........................................................     384          185             249
    Transfer agent fees:
      Institutional Class...................................................      54            -               2
      PlanAhead Class.......................................................      62            1               1
    Professional fees.......................................................      79            5              13
    Registration fees and expenses..........................................      98           21              33
    Distribution fees - Platinum Class......................................     192           93             124
    Service Fees - PlanAhead Class..........................................     164            2               3
    Other expenses..........................................................      15            1               2
                                                                              ------       ------          ------
        TOTAL FUND EXPENSES.................................................   1,751          308             444
                                                                              ------       ------          ------
NET INVESTMENT INCOME.......................................................  79,370        1,039           3,852
                                                                              ------       ------          ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................................      69            -              36
                                                                              ------       ------          ------
        NET GAIN ON INVESTMENTS.............................................      69            -              36
                                                                              ------       ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................ $79,439       $1,039          $3,888
                                                                              ======       ======          ======

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31,
--------------------------------------------------------------------------------

                                              Money Market               Municipal Money        U.S. Treasury Money
                                                  Fund                     Market Fund              Market Fund
                                      ----------------------------    ---------------------    ----------------------
                                          1996            1995          1996        1995         1996         1995
                                      ------------    ------------    --------    ---------    ---------    ---------
                                                                      (in thousands)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...........  $     79,370    $     91,590    $  1,039    $     682    $   3,852    $   3,700
    Net realized gain on
      investments...................            69              19           -            -           36            8
                                      ------------    ------------    --------    ---------    ---------    ---------
            NET INCREASE IN NET
            ASSETS RESULTING FROM
            OPERATIONS..............        79,439          91,609       1,039          682        3,888        3,708
                                      ------------    ------------    --------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income:
      Institutional Class...........       (72,480)        (86,432)         (1)        (194)      (1,633)      (3,301)
      Mileage Class.................           (19)         (4,257)          -         (483)           -         (390)
      PlanAhead Class...............        (3,324)           (901)        (28)          (5)         (57)          (9)
      Platinum Class................        (3,547)              -      (1,010)           -       (2,162)           -
    Net realized gain on
      investments:
      Institutional Class...........           (62)            (18)          -            -          (15)          (7)
      Mileage Class.................             -              (1)          -            -            -           (1)
      PlanAhead Class...............            (3)              -           -            -            -            -
      Platinum Class................            (4)              -           -            -          (21)           -
                                      ------------    ------------    --------    ---------    ---------    ---------
            NET DISTRIBUTIONS TO
            SHAREHOLDERS............       (79,439)        (91,609)     (1,039)        (682)      (3,888)      (3,708)
                                      ------------    ------------    --------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...    12,974,461      12,531,768     120,311      189,500      199,981      389,427
    Reinvestment of dividends and
      distributions.................        52,065          54,680         915          668        3,266        2,823
    Cost of shares redeemed.........   (12,741,031)    (13,189,189)    (88,592)    (191,043)    (178,363)    (411,339)
                                      ------------    ------------    --------    ---------    ---------    ---------
            NET INCREASE (DECREASE)
            IN NET ASSETS FROM
            CAPITAL SHARE
            TRANSACTIONS............       285,495        (602,741)     32,634         (875)      24,884      (19,089)
                                      ------------    ------------    --------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET
  ASSETS............................       285,495        (602,741)     32,634         (875)      24,884      (19,089)
NET ASSETS:
    Beginning of year...............     1,348,315       1,951,056      19,574       20,449       54,686       73,775
                                      ------------    ------------    --------    ---------    ---------    ---------
    END OF YEAR.....................  $  1,633,810    $  1,348,315    $ 52,208    $  19,574    $  79,570    $  54,686
                                      ============    ============    ========    =========    =========    =========

                             See accompanying notes

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company with eight separate funds: the American AAdvantage Balanced Fund, the American AAdvantage Growth and Income Fund, the American AAdvantage International Equity Fund, the American AAdvantage Limited-Term Income Fund, the American AAdvantage Money Market Fund, the American AAdvantage Municipal Money Market Fund, American AAdvantage Short-Term Income Fund and the American AAdvantage U.S. Treasury Money Market Fund. These financial statements relate to the Money Market, Municipal Money Market and U.S. Treasury Money Market Funds (each a "Fund" and collectively, the "Funds"). The American AAdvantage Short-Term Income Fund had not commenced active operations at October 31, 1996. The Trust commenced sales of a second class of shares of the Funds, designated as "Mileage Class" shares, on November 1, 1991 for the Money Market Fund, November 1, 1993 for the U.S. Treasury Money Market Fund and on November 10, 1993 for the Municipal Money Market Fund. At the same time, the existing shares of each Fund were redesignated as "Institutional Class" shares. The Trust commenced sales on August 1, 1994 of a third class of shares of the Funds, designated as "PlanAhead Class" shares and on November 7, 1995 a fourth class of shares of the Funds, designated as "Platinum Class" shares. The Mileage Class of each Fund was terminated on November 15, 1995.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                 -) INVESTS ASSETS IN -)      AMR INVESTMENT SERVICES TRUST:
    Money Market Fund                                                  Money Market Portfolio
    Municipal Money Market Fund                                        Municipal Money Market Portfolio
    U.S. Treasury Money Market Fund                                    U.S. Treasury Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (93.05%, 64.53% and 88.22% at October 31, 1996 of the AMR Investment Services Trust Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios) (each a "Portfolio" and collectively the "Portfolios", respectively). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)
--------------------------------------------------------------------------------

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income and realized gain and loss in the Portfolio each day. All net investment income and realized gain and loss of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Fund were "exempt -- interest dividends", and therefore 100% free of any regular Federal income tax. Approximately 35% of interest earned was derived from investments in certain private activity bonds for purposes of the Federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

2. TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional and PlanAhead Classes of each of the Funds and .50% of the average daily net assets of the Platinum Classes of each of the Funds.

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)
--------------------------------------------------------------------------------

  Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the plan authorizes the fees received by the Manager and the investment advisers hired by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Funds. At October 31, 1996, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 6% of the Institutional Class of the Municipal Money Market Fund.

3.  CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (in thousands). Each share is valued at $1.00:

                                                                     Institutional    Mileage     PlanAhead    Platinum
Year Ended October 31, 1996                                              Class         Class        Class       Class
---------------------------                                          -------------    --------    ---------    --------
Money Market Fund
-----------------
Shares sold.........................................................    12,617,528         654     177,716     178,563
Reinvestment of dividends...........................................        46,010          --       2,969       3,086
Shares redeemed.....................................................   (12,462,640)   (100,940)   (115,783)    (61,668)
                                                                       -----------    --------    --------     -------
Net increase (decrease) in capital share transactions...............       200,898    (100,286)     64,902     119,981
                                                                       ===========    ========    ========     =======

                                                                     Institutional    Mileage     PlanAhead    Platinum
Municipal Money Market Fund                                              Class         Class        Class       Class
---------------------------                                          -------------    --------    ---------    --------
Shares sold.........................................................         1,491          --       6,330     112,490
Reinvestment of dividends...........................................            --          --          23         892
Shares redeemed.....................................................        (1,492)    (19,438)     (4,143)    (63,519)
                                                                       -----------    --------    --------     -------
Net increase (decrease) in capital share transactions...............            (1)    (19,438)      2,210      49,863
                                                                       ===========    ========    ========     =======

                                                                     Institutional    Mileage     PlanAhead    Platinum
U.S. Treasury Money Market Fund                                          Class         Class        Class       Class
-------------------------------                                      -------------    --------    ---------    --------
Shares sold.........................................................        51,499          26       4,149     144,307
Reinvestment of dividends...........................................         1,225          --          49       1,992
Shares redeemed.....................................................       (74,313)     (6,998)     (2,906)    (94,146)
                                                                       -----------    --------    --------     -------
Net increase (decrease) in capital share transactions...............       (21,589)     (6,972)      1,292      52,153
                                                                       ===========    ========    ========     =======

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                                                 Institutional    Mileage     PlanAhead
Year Ended October 31, 1995                                                          Class         Class        Class
---------------------------                                                      -------------    --------    ----------
Money Market Fund
-----------------
Shares sold.....................................................................    12,106,153     297,557      128,058
Reinvestment of dividends.......................................................        50,158       3,863          659
Shares redeemed.................................................................   (12,843,415)   (259,020)     (86,754)
                                                                                    ----------    --------     --------
Net increase (decrease) in capital share transactions...........................      (687,104)     42,400       41,963
                                                                                    ==========    ========     ========

                                                                                 Institutional    Mileage     PlanAhead
Municipal Money Market Fund                                                          Class         Class        Class
---------------------------                                                      -------------    --------    ----------
Shares sold.....................................................................       146,600      42,208          692
Reinvestment of dividends.......................................................           223         440            5
Shares redeemed.................................................................      (156,552)    (33,923)        (568)
                                                                                    ----------    --------     --------
Net increase (decrease) in capital share transactions...........................        (9,729)      8,725          129
                                                                                    ==========    ========     ========

                                                                                 Institutional    Mileage     PlanAhead
U.S. Treasury Money Market Fund                                                      Class         Class        Class
-------------------------------                                                  -------------    --------    ----------
Shares sold.....................................................................       371,049      16,404        1,974
Reinvestment of dividends.......................................................         2,455         362            6
Shares redeemed.................................................................      (393,927)    (15,962)      (1,450)
                                                                                    ----------    --------     --------
Net increase (decrease) in capital share transactions...........................       (20,423)        804          530
                                                                                    ==========    ========     ========

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                             Institutional Class
                                     --------------------------------------------------------------------
                                                            Year Ended October 31,
                                     --------------------------------------------------------------------
                                        1996            1995        1994(1)         1993          1992
                                     ----------      ----------    ----------    ----------    ----------
Net asset value, beginning of
  period............................ $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                     ----------      ----------    ----------    ----------    ----------
    Net investment income...........       0.05(5)         0.06          0.04          0.03          0.04
    Less dividends from net
      investment income.............      (0.05)          (0.06)        (0.04)        (0.03)        (0.04)
                                     ----------      ----------    ----------    ----------    ----------
Net asset value, end of period...... $     1.00      $     1.00    $     1.00    $     1.00    $     1.00
                                     ==========      ==========    ==========    ==========    ==========
Total return (annualized)...........       5.57%           5.96%         3.85%         3.31%         4.41%
                                     ==========      ==========    ==========    ==========    ==========
Ratios/supplemental data:
    Net assets, end of period (in
      thousands).................... $1,406,939      $1,206,041    $1,893,144    $2,882,947    $2,223,829
    Ratios to average net assets
      (annualized):
         Expenses...................       0.24%(5)        0.23%         0.21%         0.23%         0.26%
         Net investment income......       5.41%(5)        5.79%         3.63%         3.23%         4.06%
                                                PlanAhead Class                Platinum Class
                                     --------------------------------------    --------------
                                      Year Ended October         Period            Period
                                              31,                 Ended            Ended
                                     ---------------------     October 31,      October 31,
                                       1996         1995      1994(1)(2)(3)      1996(2)(4)
                                     --------      -------    -------------    --------------
Net asset value, beginning of
  period............................ $   1.00      $  1.00        $1.00           $   1.00
                                     --------      -------    -------------    --------------
    Net investment income...........     0.05 (5)     0.05         0.01               0.05(5)
    Less dividends from net
      investment income.............    (0.05)       (0.05)       (0.01)             (0.05)
                                     --------      -------    -------------    --------------
Net asset value, end of period...... $   1.00      $  1.00        $1.00           $   1.00
                                     ========      =======    ============     ===========
Total return (annualized)...........    5.21%        5.60%        3.73%              4.85%
                                     ========      =======    ============     ===========
Ratios/supplemental data:
    Net assets, end of period (in
      thousands).................... $106,890      $41,989        $  25           $119,981
    Ratios to average net assets
      (annualized):
         Expenses...................    0.58% (5)    0.55%        0.70%              0.94%(5)
         Net investment income......    5.06% (5)    5.56%        4.42%              4.63%(5)

---------------

(1) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(2) The PlanAhead Class commenced active operations on August 1, 1994. The Platinum Class commenced active operations on November 7, 1995.

(3) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

(4) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(5) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                             Institutional Class
                                                                      ----------------------------------
                                                                         Year Ended
                                                                         October 31,        Period Ended
                                                                      ------------------    October 31,
                                                                       1996        1995       1994(1)
                                                                      ------      ------    ------------
Net asset value, beginning of period................................. $ 1.00      $ 1.00       $ 1.00
                                                                      ------      ------       ------
    Net investment income............................................   0.04(5)     0.04         0.02
    Less dividends from net investment income........................  (0.04)      (0.04)       (0.02)
                                                                      ------      ------       ------
Net asset value, end of period....................................... $ 1.00      $ 1.00       $ 1.00
                                                                      ------      ------       ------
Total return (annualized)(3).........................................  3.59%       3.75%        2.44%
                                                                      ======      ======       ======
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)......................... $    6      $    7       $9,736
    Ratios to average net assets (annualized)(3):
         Expenses....................................................  0.27%(5)    0.35%        0.30%
         Net investment income.......................................  3.49%(5)    3.70%        2.38%
                                                                                 PlanAhead Class                Platinum Class
                                                                      -------------------------------------     --------------
                                                                         Year Ended
                                                                         October 31,          Period Ended       Period Ended
                                                                         -----------           October 31,       October 31,
                                                                       1996        1995          1994(1)          1996(1)(2)
                                                                       ----       -----       ------------      --------------
Net asset value, beginning of period................................. $ 1.00      $ 1.00         $  1.00           $   1.00
                                                                      ------      ------         -------           --------
    Net investment income............................................   0.03 (5)    0.03            0.01               0.03(5)
    Less dividends from net investment income........................  (0.03)      (0.03)          (0.01)             (0.03)
                                                                      ------      ------         -------           --------
Net asset value, end of period....................................... $ 1.00      $ 1.00         $  1.00           $   1.00
                                                                      ======      ======         =======           ========
Total return (annualized)(3).........................................  3.27%        3.39%           2.35%              2.88%
                                                                      ======      ======         =======           ========
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)......................... $2,340      $  129         $     -           $ 49,862
    Ratios to average net assets (annualized)(3):
         Expenses....................................................   0.62% (5)   0.72%           0.77%              0.97%(5)
         Net investment income.......................................   3.12% (5)   3.32%           2.49%              2.72%(5)

---------------

(1) The Institutional Class commenced active operations on November 10, 1993. The PlanAhead Class commenced active operations on August 1, 1994. The Platinum Class commenced active operations on November 7, 1995.

(2) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(3) Operating results of each class of the Municipal Money Market Fund exclude fees waived by the Manager. Had the Fund paid such fees, the ratio of expenses and net investment income to average net assets for the Institutional Class would have been as follows:

                                      Institutional Class                   PlanAhead Class
                                --------------------------------   ---------------------------------
                                 Year Ended                         Year Ended                          Platinum Class
                                 October 31,                        October 31,                        ----------------
                                -------------     Period Ended     -------------      Period Ended       Period Ended
                                1996    1995    October 31, 1994   1996    1995     October 31, 1994   October 31, 1996
                                -----   -----   ----------------   -----   -----    ----------------   ----------------
     Ratio of expenses to
       average net assets
       (annualized)............. 0.33%  0.55%         0.50%        0.67%   0.92%          0.97%              1.02%
     Ratio of net investment
       income to average net
       assets (annualized)...... 3.43%  3.50%         2.18%        3.07%   3.12%          2.29%              2.67%

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

(4) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 10, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for entire year.

(5) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Municipal Money Market Portfolio.

AMERICAN AADVANTAGE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              Institutional Class
                                                          -----------------------------------------------------------
                                                                    Year Ended October 31,               Period Ended
                                                          -------------------------------------------    October 31,
                                                           1996         1995      1994(1)      1993        1992(2)
                                                          -------      -------    -------    --------    ------------
Net asset value, beginning of period..................... $  1.00      $  1.00    $ 1.00     $   1.00      $   1.00
                                                          -------      -------    ------     --------       -------
    Net investment income................................    0.05 (7)     0.06      0.04         0.03          0.02
    Less dividends from net investment income............   (0.05)       (0.06)    (0.04)       (0.03)        (0.02)
                                                          -------      -------    ------     --------       -------
Net asset value, end of period........................... $  1.00      $  1.00    $ 1.00     $   1.00      $   1.00
                                                          =======      =======    ======     ========       =======
Total return (annualized)................................   5.29%        5.67%     3.70%        3.07%         3.61%
                                                          =======      =======    ======     ========       =======
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)............. $25,595      $47,184    $67,607    $136,813      $ 91,453
    Ratios to average net assets (annualized)(5):
        Expenses.........................................   0.32%(7)     0.32%     0.25%        0.23%         0.27%(6)
        Net investment income............................   5.16%(7)     5.49%     3.44%        2.96%         3.46%(6)
                                                                    PlanAhead Class                Platinum Class
                                                          ------------------------------------     --------------
                                                          Year Ended October
                                                                 31,             Period Ended       Period Ended
                                                          ------------------      October 31,       October 31,
                                                           1996        1995      1994(1)(2)(3)       1996(2)(4)
                                                          ------      ------     -------------     --------------
Net asset value, beginning of period..................... $ 1.00      $ 1.00        $  1.00           $   1.00
                                                          ------      ------         ------            -------
    Net investment income................................   0.05 (7)    0.05           0.01               0.04(7)
    Less dividends from net investment income............  (0.05)      (0.05)         (0.01)             (0.04)
                                                          ------      ------         ------            -------
Net asset value, end of period........................... $ 1.00      $ 1.00        $  1.00           $   1.00
                                                          ======      ======         ======            =======
Total return (annualized)................................  4.94%       5.19%          3.58%              4.58%
                                                          ======      ======         ======            =======
Ratios/Supplemental Data:
    Net assets, end of period (in thousands)............. $1,822      $  530        $     -           $ 52,153
    Ratios to average net assets (annualized)(5):
        Expenses.........................................  0.67% (7)   0.76%          0.75%              1.00%(7)
        Net investment income............................  4.74% (7)   5.19%          3.94%              4.35%(7)

---------------

(1) Average shares outstanding for the period rather than end of period shares were used to compute net investment income per share.

(2) The Institutional Class commenced active operations on March 2, 1992. The PlanAhead Class commenced active operations on August 1, 1994. The Platinum Class commenced active operations on November 7, 1995.

(3) Total return for the PlanAhead Class for the period ended October 31, 1994 reflects Institutional Class returns from November 1, 1993 through July 31, 1994 and returns of the PlanAhead Class from August 1, 1994 (commencement of operations) through October 31, 1994. Due to the different expense structures between the classes, total return would vary from the results shown had the PlanAhead Class been in operation for the entire year.

(4) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class from November 7, 1995 (commencement of operations) through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

(5) The method of determining average net assets was changed from a monthly average to a daily average starting with the period ended October 31, 1994.

(6) Estimated based on expected annual expenses and actual average net assets.

(7) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Treasury Money Market Portfolio.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio
AMR Investment Services U.S. Treasury Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio, and the AMR Investment Services U.S. Treasury Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments as of October 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG
Dallas, Texas
December 20, 1996

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 9.16%
Bank Brussells Lambert, 6.00%,
  Due 11/1/1996................  $85,000     $   85,000
Fuji Bank, 5.84375%, Due
  11/1/1996....................   57,000         57,000
Skandinaviska Enskilda Banken,
  5.75%, Due 11/1/1996.........   19,662         19,662
                                             ----------
    TOTAL EURODOLLAR TIME
      DEPOSITS.................                 161,662
                                             ----------
CERTIFICATES OF DEPOSIT (NOTE
  A) - 22.61%
FOREIGN BANKS - 21.25%
Banca CRT S.p.A., New York,
  Variable Rate, 5.65625%, Due
  3/10/1997....................   75,000         75,000
Industrial Bank of Japan, New
  York, Variable Rate,
  5.50219%, Due 8/27/1997......   25,000         25,000
Industrial Bank of Japan, New
  York, Variable Rate, 5.54%,
  Due 8/5/1997.................   80,000         80,000
Postipankki, Limited, New York,
  Variable Rate Demand,
  5.5225%, Due 9/26/1997 (Note
  C)...........................   90,000         90,000
Sanwa Bank, Limited, New York,
  Variable Rate, 5.59594%, Due
  2/6/1997.....................   72,000         72,000
Sanwa Bank, Limited, New York,
  Variable Rate, 5.49219%, Due
  2/27/1997....................   33,000         33,000
                                             ----------
    TOTAL FOREIGN BANKS........                 375,000
                                             ----------
DOMESTIC BANKS - 1.36%
Banco Popular de Puerto Rico,
  Variable Rate, 5.725%, Due
  4/4/1997 (Note B)............   24,000         24,000
                                             ----------
    TOTAL DOMESTIC
      BANKS....................                  24,000
                                             ----------
    TOTAL CERTIFICATES OF
      DEPOSIT..................                 399,000
                                             ----------
PROMISSORY NOTES (NOTES A AND C) - 16.71%
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.57547%, Due 4/4/1997.......   18,000         18,000
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.50516%, Due 4/18/1997......   50,000         50,000

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.50516%, Due 4/18/1997......  $12,000     $   12,000
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.46219%, Due 5/19/1997......   25,000         25,000
Heller Financial, Incorporated,
  Variable Rate Demand, 5.75%,
  Due 12/20/1996...............   65,000         65,000
Heller Financial, Incorporated,
  Variable Rate Demand,
  5.63125%, Due 1/27/1997......   10,000         10,000
Heller Financial, Incorporated,
  Variable Rate Demand, 5.705%,
  Due 3/11/1997................   25,000         25,000
Jackson National Life Insurance
  FA #F-1041-1, Variable Rate
  Demand, 5.57078%, Due
  9/2/1997.....................   90,000         90,000
                                             ----------
    TOTAL PROMISSORY NOTES.....                 295,000
                                             ----------
BANK NOTES (NOTE A) - 5.44%
Advanta Bank USA, Variable
  Rate, 5.66125%, Due
  1/9/1997.....................   25,000         25,000
Advanta Bank USA, Variable
  Rate, 5.65625%, Due
  7/15/1997....................   25,000         24,999
Advanta National Bank, Variable
  Rate, 5.825%, Due
  4/4/1997.....................   11,000         11,000
Advanta National Bank, Variable
  Rate, 5.73125%, Due
  4/10/1997....................   10,000         10,001
Advanta National Bank, Variable
  Rate, 5.825%, Due 10/1/1997..   25,000         25,000
                                             ----------
    TOTAL BANK NOTES...........                  96,000
                                             ----------
COMMERCIAL PAPER (NOTE A) - 7.70%
Aristar, Incorporated, 5.42%,
  Due 11/14/1996...............    9,175          9,157
Aristar, Incorporated, 5.44%,
  Due 11/14/1996...............   35,000         34,932
BanPonce Financial Corporation,
  5.52%, Due 11/14/1996........   12,000         11,976
Finova Capital Corporation,
  5.33%, Due 11/14/1996........   10,000          9,981

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Finova Capital Corporation,
  5.33%, Due 11/14/1996........  $50,000     $   49,904
Finova Capital Corporation,
  5.34%, Due 11/14/1996........   20,000         19,962
                                             ----------
    TOTAL COMMERCIAL PAPER.....                 135,912
                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES
    (NOTE A) - 37.85%
American Honda Finance
  Corporation, 144A, 5.53125%,
  Due 1/27/1997................   70,000         69,992
American Honda Finance
  Corporation, 144A, 5.58078%,
  Due 2/7/1997.................   10,000         10,000
Bank of Boston Corporation,
  5.56125%, Due 1/24/1997......   50,000         50,000
Bank of Boston Corporation,
  5.55125%, Due 1/24/1997......   15,000         15,000
Bank of Boston Corporation,
  5.55125%, Due 1/29/1997......    5,000          5,000
BanPonce Corporation, 5.91250%,
  Due 2/3/1997.................   40,000         40,019
BanPonce Financial Corporation,
  6.0125%, Due 11/25/1996......    5,000          5,001
BanPonce Financial Corporation,
  6.0625%, Due 1/7/1997........   10,000         10,007
Bear Stearns Companies,
  Incorporated, 5.55469%, Due
  1/17/1997....................   25,000         25,000
CS First Boston, Incorporated,
  144A, 5.53906%, Due
  5/11/1997....................   58,000         58,000
General Motors Acceptance
  Corporation, Variable Rate
  Demand, 5.50%, Due 2/23/1998
  (Note D).....................   70,000         70,000

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
General Motors Acceptance
  Corporation, Variable Rate
  Demand, 5.48734%, Due
  10/22/1998 (Note D)..........  $25,000     $   25,000
Merrill Lynch & Company,
  Incorporated, 5.50906%, Due
  2/12/1997....................   30,000         30,000
Salomon Incorporated, 5.73125%,
  Due 10/31/1997...............   95,000         95,000
Sanwa Business Credit
  Corporation, 144A, 5.62125%,
  Due 1/10/1997................   25,000         25,000
Sanwa Business Credit
  Corporation, 144A, 5.62125%,
  Due 1/10/1997................   25,000         25,000
Sanwa Business Credit
  Corporation, 144A, 5.61906%,
  Due 2/10/1997................   10,000          9,999
Sanwa Business Credit
  Corporation, 144A, 5.65203%,
  Due 3/4/1997.................   20,000         19,996
Sears Roebuck Acceptance
  Corporation, 5.51078%, Due
  10/2/1997....................   80,000         80,000
                                             ----------
  TOTAL VARIABLE RATE
    MEDIUM-TERM NOTES..........                 668,014
                                             ----------
TOTAL INVESTMENTS - 99.47%
  (COST $1,755,588)............               1,755,588
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.53%..........                   9,334
                                             ----------
TOTAL NET ASSETS - 100%........              $1,764,922
                                             ==========

---------------

Based on the cost of investments of $1,755,588 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.
(B) Obligation is subject to a same day credit quality put back to issuer.
(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(D) Obligation is subject to an unconditional put back to the issuer with thirty calendar days notice.

ABBREVIATION:
L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
COMMERCIAL PAPER (NOTE A) - 4.25%
City of Burlington, Kansas
  Customized Purchase Pollution
  Control Refunding and
  Improvement Revenue Bonds
  Series 1985B, 3.60%, Due
  9/1/2015, LOC Societe
  Generale.....................  $ 1,400     $    1,400
Carbon County Industrial
  Developement Authority
  Resource Recovery Bonds
  (Panther Creek Project)
  Series 1991A, 3.60%, Due
  12/1/2017, LOC National
  Westminster Bank, PLC........      750            750
Toledo, Lucas County, Ohio Port
  Authority Port Facility
  Refunding Revenue Bonds (CSX
  Transportation, Incorporated
  Project) Series 1992, 3.55%,
  Due 12/15/2021, LOC Bank of
  Nova Scotia..................    1,300          1,300
                                             ----------
    TOTAL COMMERCIAL PAPER.....                   3,450
                                             ----------
MUNICIPAL BONDS (NOTE A) - 92.24%
ALABAMA - 4.52%
Birmingham Baptist Medical
  Centers - Alabama Special
  Care Facilities Financing
  Authority Revenue Bonds
  (Senior Living Communities,
  Incorporated Project) Series
  1990A, 3.70%, Due 9/1/2020,
  LOC Fuji Bank, Limited,
  VRDO.........................    3,190          3,190
Birmingham Baptist Medical
  Centers - Alabama Medical
  Clinic Board Revenue Bonds
  (Western Medical System, Inc.
  Project), Series 1990A,
  3.70%, Due 6/1/2028, LOC Fuji
  Bank, Limited, VRDO..........      480            480
                                             ----------
    TOTAL ALABAMA..............                   3,670
                                             ----------
ARIZONA - 2.95%
Industrial Development
  Authority of Apache County,
  Arizona Pollution Control
  Revenue (Tucson Electric
  Power Company) Series 1981B,
  3.65%, Due 10/1/2021, LOC
  Bank of Tokyo-Mitsubishi,
  Limited, VRDO................    2,400          2,400
                                             ----------
    TOTAL ARIZONA..............                   2,400
                                             ----------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
ARKANSAS - 1.48%
Little River County, Arkansas
  Solid Waste Disposal Revenue
  Bonds (Georgia-Pacific
  Corporation Project) Series
  1991, 3.70%, Due 11/1/2026,
  LOC Sumitomo Bank, Limited,
  VRDO.........................  $ 1,200     $    1,200
                                             ----------
    TOTAL ARKANSAS.............                   1,200
                                             ----------
CALIFORNIA - 7.93%
California Pollution Control
  Financing Authority Solid
  Waste Disposal Revenue
  Bonds(Taormina Industries,
  Incorporated Project) Series
  1994B, 3.70%, Due 8/1/2014,
  LOC Sanwa Bank, Limited,
  VRDO.........................    1,000          1,000
California Statewide Community
  Development Authority
  Industrial Development
  Revenue Bonds (Nichirin-Flex
  U.S.A., Incorporated Project)
  Series 1989, 3.55%, Due
  10/1/2004, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...    2,500          2,500
County of Sacramento,
  California Revenue Bonds
  Series 1985A, 3.60%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      200            200
County of Sacramento,
  California Revenue Bonds
  Series 1985B, 3.60%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      100            100
Los Angeles County Industrial
  Development Authority (Gary
  A. Brandy), 4.10%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      345            345
Los Angeles County Industrial
  Development Authority
  (Bicara, Limited Project)
  Series 1987A-II, 4.10%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      600            600
Southeast Resource Recovery
  Facilities Authority
  California Lease Revenue
  Bonds Series 1995A, 3.55%,
  Due 12/1/2018, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................    1,700          1,700
                                             ----------
    TOTAL CALIFORNIA...........                   6,445
                                             ----------

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AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
COLORADO - 2.22%
Adams County, Colorado
  Industrial Development
  Revenue Bonds (City View Park
  Project) Series 1985, 3.60%,
  Due 12/1/2015, LOC Barclays
  Bank PLC, VRDO...............  $ 1,800     $    1,800
                                             ----------
    TOTAL COLORADO.............                   1,800
                                             ----------
CONNECTICUT - 0.25%
Connecticut Development
  Authority Solid Waste
  Disposal Facility Revenue
  Bonds (Exeter Energy Project)
  Series 1989A, 3.60%, Due
  12/1/2019, LOC Sanwa Bank,
  Limited, VRDO................      200            200
                                             ----------
    TOTAL CONNECTICUT..........                     200
                                             ----------
FLORIDA - 6.52%
Broward County, Florida Housing
  Finance Authority Multifamily
  Housing Revenue
  Bonds(Parkview Partnership
  Limited), 3.75%, Due
  12/1/2010, LOC Fuji Bank,
  Limited, VRDO................    1,000          1,000
City of Naples, Florida
  Hospital Revenue Bonds
  (Naples Community Hospital,
  Incorporated Project) Series
  1992, 3.70%, Due 11/1/2022,
  LOC Mellon Bank, N.A.,
  VRDO.........................      100            100
Dade County, Florida Capital
  Asset Acquisition Special
  Obligation Bonds Series 1990,
  3.90%, Due 10/1/2010, LOC
  Sanwa Bank, Limited, VRDO....    1,700          1,700
Lee County, Florida Industrial
  Development Authority Revenue
  Bonds (Christian & Missionary
  Alliance Foundation - Shell
  Point Village Project),
  Series 1985, 3.625%, Due
  4/1/2010, LOC Banque Paribas,
  VRDO.........................    2,500          2,500
                                             ----------
    TOTAL FLORIDA..............                   5,300
                                             ----------
GEORGIA - 6.36%
Clayton County, Georgia Housing
  Authority Multifamily Housing
  Revenue Refunding Bonds
  (Chateau Forest Apartments
  Project) Series 1990E, 3.55%,
  Due 1/1/2021, Bond
  Insurance - Financial
  Security Assurance, VRDO.....      570            570

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Industrial Development
  Authority of Cartersville
  (Sekisui Jushi America
  Incorporated Project) Series
  1992, 4.05%, Due 6/1/2012,
  LOC Sanwa Bank, Limited,
  VRDO.........................  $ 1,100     $    1,100
Thomaston-Upson County
  Industrial Development
  Revenue Authority (Yamaha
  Music Manufacturing,
  Incorporated) Series 1988,
  4.05%, Due 8/1/2018, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................    3,500          3,500
                                             ----------
    TOTAL GEORGIA..............                   5,170
                                             ----------
HAWAII - 0.74%
Hawaii Housing Finance &
  Development Corporation
  (Pohulani Rental Housing
  Development Project) Rental
  Housing System Revenue Bonds
  Series 1990B, 3.60%, Due
  7/1/2025, LOC Industrial Bank
  of Japan, Limited,
  VRDO.........................      500            500
Hawaii State Housing Finance &
  Development Corporation
  Revenue Rental Housing System
  (Kamakee Vista Rental Housing
  Development Project) Series
  1990A, 3.60%, Due 7/1/2025,
  LOC Industrial Bank of Japan,
  Limited, VRDO................      100            100
                                             ----------
    TOTAL HAWAII...............                     600
                                             ----------
ILLINOIS - 3.19%
Illinois Development Finance
  Authority (Illinois Power
  Project) Series 1987D, 3.55%,
  Due 3/1/2017, LOC Bank of
  Tokyo-Mitsubishi, Limited,
  VRDO.........................      900            900
Illinois Housing Development
  Authority Multi-Family
  Mortgage - Revenue Bonds
  (Hyde Park Project) Series
  1989, 4.05%, Due 2/1/2024,
  LOC Sumitomo Bank, Limited,
  VRDO.........................    1,265          1,265
Oswego, Illinois Industrial
  Development Revenue Bonds
  (Griffith Laboratories World
  Wide, Incorporated Project)
  Series 1995, 3.65%, Due
  7/1/2025, LOC ABN AMRO Bank,
  N.V., VRDO...................      430            430
                                             ----------
    TOTAL ILLINOIS.............                   2,595
                                             ----------

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AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
INDIANA - 4.01%
Fort Wayne Industrial Economic
  Development Revenue Bonds
  (ND-Tech Corporation Project)
  Series 1989, 3.65%, Due
  7/1/2009, LOC Societe
  Generale, VRDO...............  $   600     $      600
Indianapolis, Indiana Resource
  Recovery Revenue Bonds (Ogden
  Martin System) Series 1987,
  3.65%, Due 12/1/2016, LOC
  Swiss Bank Corporation,
  VRDO.........................      400            400
Princeton Industrial
  Development Revenue Bonds
  (Orion Electric America,
  Incorporated Project) Series
  1987, 3.80%, Due 4/30/2017,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      455            455
Seymour Economic Development
  Revenue Bonds (Kobelco Metal
  Powder of America,
  Incorporated Project) Series
  1987, 4.05%, Due 12/15/1997,
  LOC Industrial Bank of Japan,
  Limited,
  VRDO.........................      600            600
Shelbyville, Indiana Economic
  Development Revenue Bonds
  (Nippisun Indiana Corporation
  Project) Series 1991, 4.25%,
  Due 9/1/2006, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................    1,200          1,200
                                             ----------
    TOTAL INDIANA..............                   3,255
                                             ----------
IOWA - 0.95%
Dubuque, Iowa Industrial
  Development Revenue Bonds
  (Swiss Valley Farms Company
  Project Series 1987), 3.90%,
  Due 12/1/2001, LOC Rabobank
  Nederland, VRDO..............      770            770
                                             ----------
    TOTAL IOWA.................                     770
                                             ----------
KENTUCKY - 3.44%
Bowling Green Industrial
  Building Revenue Bonds (TWN
  Fastener, Incorporated
  Project) Series 1988, 4.05%,
  Due 3/1/2008, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................      900            900

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Georgetown, Kentucky Public
  Project Revenue Bond Series
  1986, 4.00%, Due 12/1/2006,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................  $   300     $      300
Hopkinsville Industrial
  Development Revenue Bonds
  (American Precision
  Machinery, Incorporated
  Project) Series 1990, 3.75%,
  Due 5/1/2000, LOC Bank of
  Tokyo-Mitsubishi, Limited,
  VRDO.........................    1,400          1,400
Hopkinsville, Kentucky
  Industrial Building Revenue
  Refunding Bonds (Co Par,
  Incorporated Project) Series
  1994A, 4.05%, Due 4/1/2004,
  LOC Dai-Ichi Kangyo Bank,
  Limited, VRDO................      100            100
Shelbyville, Kentucky
  Industrial Building Revenue
  Bonds (Ichikoh Manufacturing,
  Incorporated Project) Series
  1987, 4.05%, Due 10/1/1997
  LOC Industrial Bank of Japan,
  Limited, VRDO................      100            100
                                             ----------
    TOTAL KENTUCKY.............                   2,800
                                             ----------
LOUISIANA - 4.20%
Louisiana Public Facilities
  Authority Capital Facilities
  Revenue Bonds Series 1985A,
  3.90%, Due 12/1/2005, LOC
  Sumitomo Bank, Limited,
  VRDO.........................    1,210          1,210
Louisiana Public Facilities
  Authority Revenue
  Bonds(College & University
  Equipment & Capital
  Facilities) Series 1985A,
  3.55%, Due 9/1/2010, Bond
  Insurance - Financial
  Guaranty Insurance Company,
  VRDO.........................    2,200          2,200
                                             ----------
    TOTAL LOUISIANA............                   3,410
                                             ----------
MICHIGAN - 0.25%
Kent Hospital Finance Authority
  (Butterworth Hospital
  Project) Series 1991A, 3.85%,
  Due 1/15/2020, LOC Sanwa
  Bank, Limited, VRDO..........      200            200
                                             ----------
    TOTAL MICHIGAN.............                     200
                                             ----------

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
MISSOURI - 4.43%
Barry County, Missouri
  Industrial Development
  Authority, Industrial Revenue
  Bonds (George's Processing,
  Incorporated Project) Series
  1987, 3.60%, Due 4/1/2000,
  LOC Sumitomo Bank, Limited,
  VRDO.........................  $ 2,200     $    2,200
Missouri Higher Education Loan
  Authority Revenue Bonds
  Series 1988A, 3.60%, Due
  6/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................    1,400          1,400
                                             ----------
    TOTAL MISSOURI.............                   3,600
                                             ----------
NEBRASKA - 1.11%
Lancaster County, Nebraska
  Industrial Revenue Bonds
  (Sun-Husker Foods,
  Incorporated Project), Series
  1989, 4.05%, Due 8/15/2009,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      900            900
                                             ----------
    TOTAL NEBRASKA.............                     900
                                             ----------
NEVADA - 4.55%
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project) Series
  1995A, 3.75%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................      700            700
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project) Series
  1995C, 3.60%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................    3,000          3,000
                                             ----------
    TOTAL NEVADA...............                   3,700
                                             ----------
NEW JERSEY - 3.33%
New Jersey Health Care
  Facilities Financing
  Authority Revenue
  Bonds(Carrier Foundation
  Project)Series 1985C, 3.80%,
  Due 7/1/2005, Bond Insurance
  Financial Guaranty Insurance
  Corporation, VRDO............    2,705          2,705
                                             ----------
    TOTAL NEW JERSEY...........                   2,705
                                             ----------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
OHIO - 1.84%
Saint Mary's, Ohio Industrial
  Development Revenue
  Bonds(Setex Incorporated
  Project), Series 1988, 4.05%,
  Due 12/1/2001, LOC Industrial
  Bank of Japan Limited,
  VRDO.........................  $ 1,500     $    1,500
                                             ----------
    TOTAL OHIO.................                   1,500
                                             ----------
PENNSYLVANIA - 7.53%
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1989 V-1,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........    1,000          1,000
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1989 V-2,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........      900            900
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1991 V-1,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........    1,150          1,150
Emmaus, Pennsylvania General
  Authority Revenue Bonds
  (Saucon Valley School
  District) Series 1989 D,
  Subseries D-12, 3.60%, Due
  3/1/2024, LOC Canadian
  Imperial Bank of Commerce,
  VRDO.........................      400            400
Emmaus, Pennsylvania General
  Authority Local Government
  Revenue Bonds, (Bond Pod
  Program) Series 1989H
  Subseries H-8, 3.60%, Due
  3/1/2024, LOC Canadian
  Imperial Bank of Commerce,
  VRDO.........................      400            400
Gettysburg Area Industrial
  Development Authority
  Industrial Development
  Refunding Bonds (Dal-Tile
  Corporation) Series 1987B,
  3.75%, Due 3/1/2004, LOC
  Credit Suisse, VRDO..........    1,670          1,670

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Northumberland County
  Industrial Development
  Authority Resource Recovery
  Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated
  Project) Series 1987A, 3.70%,
  Due 2/1/2010, LOC Union Bank
  of Switzerland, VRDO.........  $   600     $      600
                                             ----------
    TOTAL PENNSYLVANIA.........                   6,120
                                             ----------
TENNESSEE - 0.98%
Blount County Industrial
  Development Revenue Bonds
  (Advanced Crystal Technology,
  Incorporated Project) Series
  1988, 4.05%, Due 8/1/2008,
  LOC Industrial Bank of Japan,
  Limited, VRDO................      500            500
Covington, Tennessee Industrial
  Development Board Industrial
  Development Revenue Bonds
  (Charms Company Project)
  Series 1992, 3.65%, Due
  6/1/2027, LOC Societe
  Generale, VRDO...............      300            300
                                             ----------
    TOTAL TENNESSEE............                     800
                                             ----------
TEXAS - 4.92%
Brazos River Authority, Texas
  Pollution Control Revenue
  Refunding Bonds (Coll.
  Utility Company Project)
  Series 1996B, 3.70%, Due
  6/1/2030, Bond Insurance
  AMBAC, VRDO..................    2,600          2,600
Brazos River Authority, Texas
  Pollution Control Revenue
  Refunding Bonds (Texas
  Utilities Electric Company)
  Series 1995 B, 3.70%, Due
  6/1/2030, LOC Union Bank of
  Switzerland, VRDO............      400            400
Harris County, Texas Industrial
  Development Revenue Bonds
  (Zeon Chemicals Project)
  Series 1989, 4.05%, Due
  2/1/2009, LOC Industrial Bank
  of Japan, Limited, VRDO......      600            600
Harris County, Texas Industrial
  Development Revenue Bonds
  (Chusei "USA" Project) Series
  1991C, 4.05%, Due 8/1/2001,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      100            100
Montgomery County, Texas
  Industrial Development
  Revenue Bonds(Dal-Tile
  Corporation Project) Series
  1986B, 3.75%, Due 12/1/2003,
  LOC Credit Suisse, VRDO......      300            300
                                             ----------
    TOTAL TEXAS................                   4,000
                                             ----------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
UTAH - 3.57%
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project)
  Series 1987A, 3.75%, Due
  12/15/2010, LOC Dai-Ichi
  Kangyo Bank, Limited VRDO....  $ 1,600     $    1,600
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project)
  Series 1987B, 3.956%, Due
  12/15/2010, LOC Dai-Ichi
  Kangyo, Bank, Limited,
  VRDO.........................      300            300
Utah State Board of Regents
  Student Loan Revenue
  Bonds(Bond Insurance-AMBAC
  Indemnity Corporation) Series
  1988C, 3.60%, Due 11/1/2013,
  Dresdner Bank A.G., VRDO.....    1,000          1,000
                                             ----------
    TOTAL UTAH.................                   2,900
                                             ----------
VIRGINIA - 1.11%
Alexandria Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds (Alexandria/ Arlington
  Waste-To-Energy Facility)
  Series 1986A, 3.65%, Due
  12/1/2016, LOC Swiss Bank
  Corporation, VRDO............      700            700
Virginia Housing Development
  Authority (AHC Service
  Corporation) Series 1987A,
  3.60%, Due 9/1/2017, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................      200            200
                                             ----------
    TOTAL VIRGINIA.............                     900
                                             ----------
WASHINGTON - 6.15%
Port Angeles Industrial
  Development Corporation
  (Daishowa America Project)
  Series 1992, 4.05%, Due
  8/1/2007, LOC Industrial Bank
  of Japan, Limited, VRDO......      200            200
Port Angeles Industrial
  Development Corporation
  Revenue Bonds Series 1992B,
  4.05%, Due 12/1/2007, LOC
  Industrial Bank Of Japan,
  Limited, VRDO................      200            200
Port Everett Revenue Bonds
  Series 1986, 4.05%, Due
  12/1/2006, LOC Sumitomo Bank,
  Limited, VRDO................    1,200          1,200
Washington Student Loan Finance
  Association Revenue Bonds
  Series 1987A, 3.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................    2,400          2,400

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Washington Student Loan Finance
  Association Revenue Bonds
  Series 1987B, 3.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................  $ 1,000     $    1,000
                                             ----------
    TOTAL WASHINGTON...........                   5,000
                                             ----------
WEST VIRGINIA - 1.37%
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project) Series 1990B, 3.60%,
  Due 10/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................      115            115
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project) Series 1990C, 3.60%,
  Due 10/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................    1,000          1,000
                                             ----------
    TOTAL WEST VIRGINIA........                   1,115
                                             ----------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
WISCONSIN - 2.34%
Lacrosse, Wisconsin Industrial
  Development Revenue Bonds
  (Dairyland Power Cooperative
  Project) Series 1984B, 3.70%,
  Due 2/1/2015, LOC Rabobank
  Nederland, VRDO..............  $ 1,900     $    1,900
                                             ----------
    TOTAL WISCONSIN............                   1,900
                                             ----------
    TOTAL MUNICIPAL
      BONDS....................                  74,955
                                             ----------
OTHER INVESTMENTS - 3.24%
Lehman Municipal Money Market
  Fund.........................    2,630          2,630
                                             ----------
    TOTAL OTHER INVESTMENTS....                   2,630
                                             ----------
TOTAL INVESTMENTS - 99.73%
  (COST $81,035)...............                  81,035
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.27%..........                     223
                                             ----------
TOTAL NET ASSETS - 100%........              $   81,258
                                             ==========

---------------

Based on the cost of investments of $81,035 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

LOC - Letter of Credit
PLC - Public Limited Corporation
VRDO - Variable Rate Demand Obligation

AMR INVESTMENT SERVICES TRUST U.S. TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
REPURCHASE AGREEMENTS (NOTES A AND B) - 100.02%
BA Securities, 5.52%, Dated
  10/31/1996, Due 11/1/1996
  with a maturing value of
  $20,003. (Collateralized by
  $18,120 U.S. Treasury Notes,
  due 2/15/2025, market
  value - $20,416)............  $ 20,000     $   20,000
Goldman Sachs Tri-Party
  Treasury Repo, 5.54%, Dated
  10/31/1996, Due 11/1/1996.
  (Collateral held at The Bank
  of New York Company,
  Incorporated by $38,656 U.S.
  Treasury Notes, due
  11/30/1999, market value -
  $41,820)....................    41,000         41,000
Morgan Stanley Tri-Party
  Government National Mortgage
  Association Repo, 5.58%,
  Dated 10/31/1996, Due
  11/1/1996 (Collateral held
  at The Bank of New York
  Company, Incorporated, by
  $30,275 Government National
  Mortgage Association, 6.00%,
  due 10/20/2026, market
  value - $30,474)............    29,714         29,714

                                  Par
                                 Amount        Value
                                --------     ----------
                                (dollars in thousands)
                                             ----------
    TOTAL U S TREASURY
      REPURCHASE AGREEMENTS...               $   90,714
                                             ----------
TOTAL INVESTMENTS -
  100.02% - (COST - $90,714)..                   90,714
                                             ----------
LIABILITIES, NET OF OTHER
  ASSETS - (0.02%)............                      (22)
                                             ----------
TOTAL NET ASSETS - 100%.......               $   90,692
                                             ==========

---------------

Based on the cost of investments of $90,714 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, NationsBank of Texas, N.A., or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                                                         U.S.
                                                                       Money         Municipal         Treasury
                                                                       Market       Money Market     Money Market
                                                                     Portfolio       Portfolio        Portfolio
                                                                     ----------     ------------     ------------
                                                                                    (in thousands)
ASSETS:
    Investments in securities at value (cost - $1,755,588; $81,035;
      $90,714, respectively) *.....................................  $1,755,588       $ 81,035         $ 90,714
    Cash...........................................................           -              -               17
    Dividends and interest receivable..............................       9,671            274               14
    Deferred organization costs....................................          34             34               34
                                                                     ----------       --------         --------
        TOTAL ASSETS...............................................   1,765,293         81,343           90,779
                                                                     ----------       --------         --------
LIABILITIES:
    Management and investment advisory fees payable (Note 2).......         237              4               11
    Accrued organization costs.....................................          43             43               43
    Other liabilities..............................................          91             38               33
                                                                     ----------       --------         --------
        TOTAL LIABILITIES..........................................         371             85               87
                                                                     ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS...........  $1,764,922       $ 81,258         $ 90,692
                                                                     ==========       ========         ========

---------------
* Includes repurchase agreements of $90,714 for the U.S. Treasury Money Market Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                           Municipal
                                                                               Money         Money       U.S. Treasury
                                                                              Market        Market       Money Market
                                                                             Portfolio     Portfolio       Portfolio
                                                                             ---------     ---------     -------------
                                                                                          (in thousands)
INVESTMENT INCOME:
    Interest income........................................................   $89,923       $ 2,275         $ 4,915
                                                                              -------       -------         -------
        TOTAL INVESTMENT INCOME............................................    89,923         2,275           4,915
                                                                              -------       -------         -------
EXPENSES:
    Management and investment advisory fees (Note 2).......................     2,393            92             137
    Custodian fees.........................................................       193             7              11
    Professional fees......................................................        84             2               6
    Organization costs.....................................................         8             8               8
    Other expenses.........................................................       107            17              19
                                                                              -------       -------         -------
        TOTAL EXPENSES.....................................................     2,785           126             181
                                                                              -------       -------         -------
        Less fees waived (Note 2)..........................................         -            47               -
                                                                              -------       -------         -------
        NET EXPENSES.......................................................     2,785            79             181
                                                                              -------       -------         -------
NET INVESTMENT INCOME......................................................    87,138         2,196           4,734
                                                                              -------       -------         -------
REALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments.......................................        73             -              39
                                                                              -------       -------         -------
        NET GAIN ON INVESTMENTS............................................        73             -              39
                                                                              -------       -------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $87,211       $ 2,196         $ 4,773
                                                                              =======       =======         =======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                            Municipal
                                                                                              Money     U.S. Treasury
                                                                             Money Market    Market     Money Market
                                                                              Portfolio     Portfolio     Portfolio
                                                                             ------------   ---------   -------------
                                                                                          (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income................................................... $     87,138   $   2,196     $   4,734
    Net realized gain on investments........................................           73           -            39
                                                                              -----------   ---------     ---------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............       87,211       2,196         4,773
                                                                              -----------   ---------     ---------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions...........................................................   14,620,176     189,085       275,202
    Withdrawals.............................................................  (12,942,465)   (110,023)     (189,283)
                                                                              -----------   ---------     ---------
        NET INCREASE IN NET ASSETS RESULTING FROM TRANSACTIONS IN INVESTORS'
          BENEFICIAL INTERESTS..............................................    1,677,711      79,062        85,919
                                                                              -----------   ---------     ---------
NET INCREASE IN NET ASSETS..................................................    1,764,922      81,258        90,692
                                                                              -----------    --------      --------
NET ASSETS:
    Beginning of year.......................................................            -           -             -
                                                                              -----------   ---------     ---------
    END OF YEAR............................................................. $  1,764,922   $  81,258     $  90,692
                                                                              ===========   =========     =========
FINANCIAL HIGHLIGHTS:
RATIOS:
    Net investment income to average net assets*............................        5.45%       3.59%         5.18%
    Expenses to average net assets*.........................................        0.17%       0.13%         0.20%

* Ratios to average net assets exclude fees waived by the Manager. Had the Municipal Money Market Portfolio paid such fees, the ratios of net investment income and expenses to average net assets would have been 3.51% and .21%, respectively.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into seven separate series, each having distinct investment objectives and policies, as follows: AMR Investment Services Balanced Portfolio, AMR Investment Services Growth and Income Portfolio, AMR Investment Services International Equity Portfolio, AMR Investment Services Limited-Term Income Portfolio, AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio, and AMR Investment Services U.S. Treasury Money Market Portfolio These financial statements and notes to the financial statements relate to the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .15% of the average daily net assets of each of the Portfolios. During the year ended October 31, 1996, the Manager waived management fees totaling $47,000 for the Municipal Money Market Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Portfolios.